UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2011

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus/Standish Fixed Income Fund
Dreyfus/Standish Global Fixed Income Fund

Dreyfus/Standish International Fixed Income Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Financial Futures
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
26	Financial Highlights
27	Notes to Financial Statements
44	Information About the Renewal of the Fund’s Investment Advisory Agreement and the Approval of the Fund’s Administration Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Fixed Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Fixed Income Fund, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. U.S. government securities rallied as investors grew more defensive, and most bond market sectors produced positive total returns over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by David Bowser, CFA, and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus/Standish Fixed Income Fund’s Class I shares achieved a total return of 3.11%.1 In comparison, the Barclays Capital U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.72% for the same period.2 Bonds produced mixed results amid heightened market volatility over the first half of 2011, as investors responded first to signs of economic strength and later to evidence of renewed economic weakness.The fund produced higher returns than its benchmark, primarily due to relative strength early in the year stemming from overweighted positions among corporate bonds and mortgage-backed securities.

The Fund’s Investment Approach

The fund seeks to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily seeks capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal. To achieve this, the fund invests, under normal circumstances, at least 80% of net assets in fixed-income securities issued by U.S. and foreign governments and companies.

The fund invests primarily in investment-grade securities, but may invest up to 15% of assets in below investment-grade securities, sometimes referred to as junk bonds. The fund will not invest in securities rated lower than B at the time of purchase. In this instance, we will attempt to select fixed-income securities that have the potential to be upgraded.

Shifting Economic Sentiment Sparked Market Volatility

Investors’ economic outlooks had improved dramatically by the start of 2011 due to improvements in employment, consumer spending and corporate earnings, suggesting that the U.S. recovery was gaining trac-tion.These positive developments supported prices of corporate bonds, but they sent prices of U.S. government securities lower as investors looked forward to a less accommodative monetary policy from the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Federal Reserve Board. However, investors’ economic optimism was shaken in February 2011, when political unrest in the Middle East led to sharply rising energy prices, and again in March, when devastating natural and nuclear disasters in Japan threatened one of the world’s largest economies. Nonetheless, investors proved resilient, and the more economically sensitive sectors of the bond market bounced back from these unexpected shocks.

In late April, investor sentiment began to deteriorate in earnest when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved more disappointing than expected and the debate regarding U.S. government spending and borrowing intensified. Higher yielding bonds suffered bouts of heightened volatility and U.S. Treasury securities recovered earlier losses as newly risk-averse investors shifted their focus from riskier market sectors to traditionally defensive investments.

Higher Yielding Bias Supported Fund Performance

In this choppy investment environment, the fund benefited from its overweighted exposure to higher yielding market sectors, including investment-grade corporate bonds, high yield corporate bonds, commercial mortgage-backed securities and residential mortgage-backed securities.The fund’s corporate-backed holdings were broadly diversified across various industry groups. Investment-grade bonds issued by financial services companies and high yield bonds backed by utilities fared particularly well in the constructive climate early in the year. Our security selection strategy among mortgage-backed securities also bolstered relative results, as higher-coupon mortgages performed well amid historically lower-than-average prepayment rates stemming from depressed housing prices and tighter lending standards. The fund’s holdings of commercial mortgage-backed securities responded favorably to an improving business climate during the first quarter of 2011.

Although our focus on higher yielding bond market sectors detracted from relative performance amid bouts of heightened volatility from late April through mid-June, it was not enough to fully offset positive results from earlier in the year. The fund also suffered some mild disappointments stemming from other strategies during the reporting period. A relatively short average duration among U.S. government securities prevented the fund from participating fully in the second-quarter rally, and a “barbell” yield curve positioning reduced the fund’s exposure to

4

stronger-performing segments of the market’s maturity spectrum.A short position in the Japanese yen, which we established using derivative instruments in the foreign exchange market, also proved counterproductive.

A More Defensive Investment Posture

We currently expect the U.S. economic recovery to persist, but at a more sluggish pace than historical averages, as a number of global and domestic headwinds continue to weigh on market sentiment.While we have retained a mild emphasis on higher yielding sectors of the bond market that have tended to do well during economic expansions, we have reduced the magnitude of those overweighted positions. As a result, the fund’s composition as of midyear more closely resembled that of the benchmark. We intend to maintain a more neutral investment posture until we see stronger evidence that the risks confronting the U.S. and global economies are indeed waning.

July 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking in effect has been terminated since the end of the reporting period. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Aggregate Bond (Hedged) Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.The Index does not include fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Fixed Income Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

Expenses paid per $1,000†	$ 2.72
Ending value (after expenses)	$1,031.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

Expenses paid per $1,000†	$ 2.71
Ending value (after expenses)	$1,022.12

† Expenses are equal to the fund’s annualized expense ratio of .54% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—118.1%	Rate (%)	Date	Amount ($)[d]		Value ($)
Aerospace & Defense—.2%
Meccanica Holdings USA,
Gtd. Notes	6.25	7/15/19	510,000	[a]	545,003
Agriculture—.7%
Altria Group,
Gtd. Notes	9.70	11/10/18	585,000		769,831
Altria Group,
Gtd. Notes	10.20	2/6/39	430,000		618,534
					1,388,365
Asset-Backed Ctfs./
Auto Receivables—2.8%
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	280,000		296,840
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	894,110	[a]	910,646
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	200,000		210,141
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000		146,766
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	465,000		466,395
Ford Credit Floorplan Master Owner
Trust, Ser. 2011-1, Cl. A2	0.79	2/15/16	425,000	[b]	423,603
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	600,000	[a]	616,515
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	250,826	[a]	248,902
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	280,000		281,041
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	835,000	[a]	854,189
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	405,000		405,629
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.05	10/14/14	825,000	[a,b]	826,781
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	230,879		231,466
					5,918,914

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Asset-Backed Ctfs./
Credit Cards—.5%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.94	8/15/18	1,000,000	[a,b]	1,052,136
Asset-Backed Ctfs./
Home Equity Loans—.6%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	126,667	[b]	121,005
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.51	10/25/35	335,509	[b]	313,856
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	220,516	[b]	221,878
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. A2	5.98	6/25/37	279,238	[b]	281,591
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.62	5/25/35	58,817	[b]	58,687
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.59	3/25/35	152,820	[b]	149,494
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.64	7/25/35	29,155	[b]	29,027
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.24	10/25/36	89,587	[b]	87,725
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.32	1/25/36	18,182	[b]	18,103
					1,281,366
Asset-Backed Ctfs./
Manufactured Housing—.5%
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000	[b]	1,034,590
Automobiles—.3%
Lear,
Gtd. Notes	7.88	3/15/18	445,000		480,600
Lear,
Gtd. Notes	8.13	3/15/20	235,000	[c]	254,388
					734,988
Banks—5.7%
Ally Financial,
Gtd. Notes	8.00	11/1/31	540,000		587,250
Capital One Capital VI,
Gtd. Cap. Secs.	8.88	5/15/40	420,000		435,291

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Banks (continued)
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,655,000		1,757,817
Citigroup,
Unscd. Notes	8.50	5/22/19	270,000		335,208
Credit Suisse,
Sub. Notes	5.40	1/14/20	455,000		461,413
Discover Bank,
Sub. Notes	7.00	4/15/20	500,000	[c]	556,270
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	425,000		473,310
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	660,000		675,713
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	165,000		172,081
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	650,000		659,586
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	1,080,000		1,146,271
Royal Bank of Scotland,
Bank Gtd. Notes	6.13	1/11/21	935,000	[c]	960,202
Societe Generale,
Sr. Unscd. Notes	1.33	4/11/14	900,000	[a,b]	892,232
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	600,000		607,975
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	2,405,000	[b]	2,465,125
					12,185,744
Commercial & Professional
Services—.2%
Aramark,
Gtd. Notes	8.50	2/1/15	520,000		542,750
Commercial Mortgage
Pass-Through Ctfs.—8.7%
American Tower Trust,
Ser. 2007-1A, Cl. D	5.96	4/15/37	630,000	[a]	671,444
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	1,280,000	[a]	1,364,025
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	900,000		958,149

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A3	4.24	8/13/39	754,573	[b]	764,585
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	1,015,000	[b]	1,119,027
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. B	5.24	7/10/46	535,000	[a,b]	543,373
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. C	5.80	7/10/46	350,000	[a,b]	336,847
CS First Boston Mortgage
Securities, Ser. 2004-C3, Cl. A3	4.30	7/15/36	38,401		38,387
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. AAB	5.07	8/15/38	822,933	[b]	850,949
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. B	4.22	11/5/27	1,765,000	[a]	1,788,435
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	2,965,000	[a,b]	2,928,717
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	1,120,000	[a,b]	1,107,662
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	650,000	[a,b]	648,116
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. B	5.01	2/16/46	375,000	[a,b]	368,496
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C	5.36	2/16/46	210,000	[a,b]	196,989
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. C	5.51	8/5/32	735,000	[a]	683,073
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	225,000	[a]	260,374
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	1,090,000	[a,b]	1,244,352
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	164,483	[b]	164,413
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. D	5.42	9/15/47	715,000	[a,b]	652,283

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.79	6/11/42	870,000	[b]	964,482
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.79	4/15/24	235,000	[a,b]	248,464
Vornado,
Ser. 2010-VN0, Cl. C	5.28	9/13/28	420,000	[a]	399,265
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	305,639		307,130
					18,609,037
Diversified Financial Services—7.6%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	415,000		474,943
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000	[b]	640,500
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	1,570,000		1,929,657
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	998,000		1,291,438
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	1,090,000	[a]	1,255,196
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	690,000		777,620
FUEL Trust,
Scd. Notes	4.21	10/15/22	660,000	[a]	663,227
General Electric Capital,
Sr. Unscd. Notes	0.92	4/7/14	930,000	[b,c]	929,497
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	850,000		908,276
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	545,000		618,980
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,145,000	[a]	1,252,506
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	135,000	[a]	144,841
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	305,000	[a]	363,104
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	[a]	410,632

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Diversified Financial
Services (continued)
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	590,000	[c]	638,675
Invesco,
Gtd. Notes	5.38	2/27/13	595,000		632,089
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,970,000		2,054,485
SLM,
Sr. Notes	6.25	1/25/16	1,155,000		1,199,493
					16,185,159
Electric Utilities—1.5%
AES,
Sr. Unscd. Notes	7.75	3/1/14	5,000		5,425
AES,
Sr. Unscd. Notes	7.75	10/15/15	445,000		477,263
AES,
Sr. Unscd. Notes	8.00	10/15/17	70,000		74,550
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	660,000	[c]	689,931
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	548,000		630,167
Nevada Power,
Mortgage Notes	6.50	8/1/18	240,000		281,083
NiSource Finance,
Gtd. Notes	5.25	9/15/17	320,000		346,580
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	565,000		655,019
					3,160,018
Environmental Control—.3%
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	596,000		694,431
Food & Beverages—.3%
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	325,000		377,224
Pernod-Ricard,
Sr. Unscd. Bonds	5.75	4/7/21	300,000	[a]	314,717
					691,941

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Foreign/Governmental—2.4%
Banco Nacional de Desenvolvimento
Economico e Social, Notes		5.50	7/12/20	540,000	[a]	574,425
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	585,000		649,924
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	674,000,000		1,455,009
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	360,000		433,986
Republic of Philippines,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	35,000,000		791,362
Russian Government,
Sr. Unscd. Bonds		7.85	3/10/18	35,000,000	[a]	1,315,927
						5,220,633
Materials—1.5%
Arcelormittal,
Sr. Unscd. Notes		5.25	8/5/20	675,000	[c]	668,586
Consol Energy,
Gtd. Notes		8.00	4/1/17	320,000		350,400
Consol Energy,
Gtd. Notes		8.25	4/1/20	110,000		120,450
Freeport-McMoRan
Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	590,000		645,314
Georgia-Pacific,
Gtd. Notes		8.25	5/1/16	485,000	[a]	550,011
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	490,000	[a]	524,480
Teck Resources,
Sr. Scd. Notes		10.25	5/15/16	290,000		346,890
						3,206,131
Media—3.5%
CCO Holdings,
Gtd. Notes		7.00	1/15/19	460,000	[c]	476,100
Cox Communications,
Sr. Unscd. Notes		6.25	6/1/18	575,000	[a]	659,510
DirecTV Holdings,
Gtd. Notes		6.00	8/15/40	80,000		81,392

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Media (continued)
Dish DBS,
Gtd. Notes	7.75	5/31/15	470,000		511,125
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	420,000	[a]	418,950
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	635,000	[a]	671,688
News America,
Gtd. Notes	6.15	3/1/37	720,000		731,704
News America,
Gtd. Notes	6.90	8/15/39	545,000		602,124
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	380,000	[a]	428,163
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	490,000		506,284
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	765,000		983,297
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	205,000		238,075
Time Warner,
Gtd. Notes	5.88	11/15/16	569,000		651,151
Time Warner,
Gtd. Debs.	6.10	7/15/40	220,000		224,407
Time Warner,
Gtd. Debs.	6.20	3/15/40	370,000		380,340
					7,564,310
Municipal Bonds—1.5%
California,
GO (Build America Bonds)	7.30	10/1/39	610,000		676,941
California,
GO (Build America Bonds)	7.55	4/1/39	655,000		750,211
Erie Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds, Ser. E	6.00	6/1/28	432,500		376,474
Illinois,
GO	4.42	1/1/15	675,000		692,557
New York City,
GO (Build America Bonds)	5.99	12/1/36	630,000		666,099
					3,162,282

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Office And Business Equipment—.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	235,000		244,385
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000		360,827
					605,212
Oil & Gas—2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	985,000		1,130,606
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	605,000		639,788
Continental Resources,
Gtd. Notes	7.38	10/1/20	585,000		624,488
EQT,
Sr. Unscd. Notes	8.13	6/1/19	550,000		673,813
Hess,
Sr. Unscd. Notes	5.60	2/15/41	310,000		304,093
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	610,000		646,005
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	305,000		314,702
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	260,000	[c]	278,750
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	210,000		237,641
Range Resources,
Gtd. Notes	8.00	5/15/19	580,000		632,200
Valero Energy,
Gtd. Notes	6.13	2/1/20	500,000	[c]	550,394
					6,032,480
Packaging & Containers—.2%
Reynolds Group,
Sr. Scd. Notes	8.50	10/15/16	325,000	[a]	340,438
Pipelines—1.9%
El Paso,
Sr. Scd. Bonds	6.50	9/15/20	405,000		444,823
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	80,000		90,910

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Pipelines (continued)
El Paso,
Sr. Unscd. Notes	7.75	1/15/32	680,000		794,425
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	905,000		901,944
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	605,000		635,529
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	550,000		560,325
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	610,000		662,406
					4,090,362
Property & Casualty Insurance—3.4%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	185,000	[c]	188,624
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	675,000		727,857
AON,
Sr. Unscd. Notes	3.50	9/30/15	460,000		473,276
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	563,000		547,112
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	789,000		839,004
Coventry Health Care,
Notes	5.45	6/15/21	220,000		225,536
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	430,000	[c]	473,741
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	235,000		256,623
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	575,000		732,500
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	580,000		624,603
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	175,000		186,391

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Property & Casualty
Insurance (continued)
Willis North America,
Gtd. Notes	6.20	3/28/17	810,000		884,245
Willis North America,
Gtd. Notes	7.00	9/29/19	910,000		1,009,922
					7,169,434
Real Estate—2.7%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	645,000		718,178
Developers Diversified Realty,
Sr. Unscd. Notes	4.75	4/15/18	545,000		538,005
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	110,000	[c]	123,401
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	510,000		619,227
Federal Realty
Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000		397,515
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000		210,294
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	340,000		347,190
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000		203,501
Regency Centers,
Gtd. Notes	5.88	6/15/17	330,000		366,253
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	745,000		834,808
WEA Finance,
Gtd. Notes	7.13	4/15/18	895,000	[a]	1,046,002
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000	[a]	282,583
					5,686,957

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Residential Mortgage
Pass-Through Ctfs.—1.5%
Banc of America Mortgage
Securities, Ser. 2005-2, Cl. 2A1	5.00	3/25/20	395,727		396,586
Countrywide Alternative Loan
Trust, Ser. 2004-16CB, Cl. 2A2	5.00	8/25/19	1,125,878		1,126,639
CS First Boston Mortgage
Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	476,098		481,671
Fosse Master Issuer,
Ser. 2011-1A, Cl. A2	1.62	10/18/54	1,175,000	[a,b]	1,178,603
					3,183,499
Retail—2.2%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	560,000		625,126
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	1,425,843	[a]	1,749,243
HanesBrands,
Gtd. Notes	6.38	12/15/20	230,000		224,250
Home Depot,
Sr. Unscd. Notes	5.95	4/1/41	415,000		428,888
Inergy Finance,
Gtd. Notes	7.00	10/1/18	580,000		588,700
Macy’s Retail Holdings,
Gtd. Notes	6.38	3/15/37	330,000	[c]	344,670
Staples,
Gtd. Notes	9.75	1/15/14	570,000	[c]	678,970
					4,639,847
Telecommunications—1.1%
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	210,000	[a]	228,375
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes	5.55	2/1/14	565,000	[c]	623,137

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]	Value ($)
Telecommunications (continued)
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	630,000	661,724
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	280,000	337,517
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	370,000 [a]	420,875
				2,271,628
U.S. Government Agencies/
Mortgage-Backed—33.4%
Federal Home Loan Mortgage Corp.:
4.00%			10,325,000 [e,f]	10,318,547
5.00%, 1/1/40—9/1/40			1,599,172 [f]	1,709,805
5.50%, 1/1/34—9/1/40			1,267,243 [f]	1,376,513
7.00%, 11/1/31			118,256 [f]	137,394
Federal National Mortgage Association:
4.00%			2,710,000 [e,f]	2,710,846
4.50%			835,000 [e,f]	864,095
5.00%			10,235,000 [e,f]	10,891,341
5.50%			23,610,000 [e,f]	25,553,933
6.00%			7,800,000 [e,f]	8,569,033
4.50%, 11/1/14			5,158 [f]	5,367
5.00%, 10/1/11—9/1/40			834,306 [f]	893,315
5.50%, 2/1/33—8/1/40			6,568,336 [f]	7,148,066
6.00%, 1/1/38			991,418 [f]	1,092,995
7.00%, 11/1/31—6/1/32			26,083 [f]	30,165
7.50%, 2/1/29—11/1/29			3,481 [f]	4,062
Government National
Mortgage Association I:
6.00%, 1/15/32			1,520	1,702
6.50%, 7/15/32			2,180	2,487
8.00%, 5/15/26			1,993	2,364
				71,312,030

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Securities—29.8%
U.S. Treasury Bonds:
3.88%, 8/15/40	5,455,000	4,995,585
4.63%, 2/15/40	775,000	808,180
5.25%, 11/15/28	1,110,000	1,281,183
U.S. Treasury Notes:
1.00%, 9/30/11	9,890,000	9,914,725
1.38%, 9/15/12	11,725,000 [c]	11,880,720
2.13%, 5/31/15	12,710,000	13,140,945
2.38%, 7/31/17	2,250,000	2,274,257
2.63%, 8/15/20	210,000	203,306
3.63%, 5/15/13	17,955,000	19,022,479
		63,521,380
Total Bonds and Notes
(cost $245,790,529)		252,031,065

	Face Amount
	Covered by
Options Purchased—.0%	Contracts ($)	Value ($)
Call Options:
Japanese Yen,
August 2011 @ $90	2,620,000 [g]	54
Japanese Yen,
August 2011 @ $90	2,640,000 [g]	53
Total Options
(cost $133,538)		107

	Principal
Short-Term Investments—8.1%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.00%, 7/14/11	17,070,000	17,069,966
0.08%, 11/17/11	230,000 [h]	229,960
Total Short-Term Investments
(cost $17,299,901)		17,299,926

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $862,498)	862,498 [i]	862,498

20

Investment of Cash Collateral
for Securities Loaned—3.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,255,844)	7,255,844 [i]	7,255,844

Total Investments (cost $271,342,310)	130.0%	277,449,440
Liabilities, Less Cash and Receivables	(30.0%)	(64,091,170)
Net Assets	100.0%	213,358,270

GO—General Obligation
a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities were valued at $34,181,815 or 16.0% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At June 30, 2011, the market value of the fund’s securities on loan was
$18,852,517 and the market value of the collateral held by the fund was $19,423,602, consisting of cash collateral of $7,255,844 and U.S. Government and agencies securities valued at $12,167,758.
d Principal amount stated in U.S. Dollars unless otherwise noted.
CLP—Chilean Peso
PHP—Philippine Peso
e Purchased on a forward commitment basis.
f The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
g Non-income producing security.
h Held by a broker as collateral for open financial futures positions.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	63.2	Foreign/Governmental	2.4
Corporate Bonds	36.4	Municipal Bonds	1.5
Asset/Mortgage-Backed	14.6	Options Purchased	.0
Short-Term/
Money Market Investments	11.9		130.0

† Based on net assets.
See notes to financial statements.

The Fund	21

STATEMENT OF FINANCIAL FUTURES
June 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2011 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	53	(6,483,391)	September 2011	43,822

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,852,517)—Note 1(c):
Unaffiliated issuers	263,223,968	269,331,098
Affiliated issuers	8,118,342	8,118,342
Receivable for investment securities sold		7,609,389
Dividends and interest receivable		1,973,409
Receivable for futures variation margin—Note 4		35,614
Prepaid expenses		11,284
		287,079,136
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		106,655
Due to Administrator—Note 3(a)		10,648
Cash overdraft due to Custodian		72,047
Payable for investment securities purchased		65,983,331
Liability for securities on loan—Note 1(c)		7,255,844
Payable for shares of Beneficial Interest redeemed		217,378
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		20,352
Accrued expenses		54,611
		73,720,866
Net Assets ($)		213,358,270
Composition of Net Assets ($):
Paid-in capital		221,409,415
Accumulated undistributed investment income—net		922,126
Accumulated net realized gain (loss) on investments		(15,104,297)
Accumulated net unrealized appreciation (depreciation) on investments, foreign currency transactions and options transactions (including
$43,822 net unrealized appreciation on financial futures)		6,131,026
Net Assets ($)		213,358,270
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		10,172,818
Net Asset Value, offering and redemption price per share ($)		20.97
See notes to financial statements.

The Fund	23

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	4,565,854
Dividends	3,406
Income from securities lending—Note 1(c)	3,198
Total Income	4,572,458
Expenses:
Investment advisory fee—Note 3(a)	467,134
Custodian fees—Note 3(c)	50,119
Accounting and administration fees—Note 3(a)	37,629
Professional fees	30,441
Registration fees	14,398
Shareholder servicing costs—Note 3(c)	11,983
Trustees’ fees and expenses—Note 3(d)	8,193
Administrative service fees—Note 3(b)	6,417
Prospectus and shareholders’ reports	5,970
Loan commitment fees—Note 2	1,895
Miscellaneous	35,043
Total Expenses	669,222
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(38,850)
Less—reduction in fees due to earnings credits—Note 3(c)	(10)
Net Expenses	630,362
Investment Income—Net	3,942,096
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,884,290
Net realized gain (loss) on options transactions	202,105
Net realized gain (loss) on financial futures	(299,382)
Net realized gain (loss) on forward foreign currency exchange contracts	53,246
Net Realized Gain (Loss)	4,840,259
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(891,531)
Net unrealized appreciation (depreciation) on options transactions	(166,062)
Net unrealized appreciation (depreciation) on financial futures	(298,437)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(8,674)
Net Urealized Appreciation (Depreciation)	(1,364,704)
Net Realized and Unrealized Gain (Loss) on Investments	3,475,555
Net Increase in Net Assets Resulting from Operations	7,417,651

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	3,942,096	9,477,254
Net realized gain (loss) on investments	4,840,259	9,430,732
Net unrealized appreciation
(depreciation) on investments	(1,364,704)	2,969,578
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,417,651	21,877,564
Dividends to Shareholders from ($):
Investment income—net	(4,077,883)	(10,023,757)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	18,292,805	50,296,437
Dividends reinvested	3,743,982	8,875,032
Cost of shares redeemed	(53,751,307)	(74,461,285)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(31,714,520)	(15,289,816)
Total Increase (Decrease) in Net Assets	(28,374,752)	(3,436,009)
Net Assets ($):
Beginning of Period	241,733,022	245,169,031
End of Period	213,358,270	241,733,022
Undistributed investment income—net	922,126	1,057,913
Capital Share Transactions (Shares):
Shares sold	873,858	2,434,833
Shares issued for dividends reinvested	179,257	430,086
Shares redeemed	(2,550,494)	(3,582,058)
Net Increase (Decrease) in Shares Outstanding	(1,497,379)	(717,139)

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Class I Shares	(Unaudited)	2010	2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	20.71	19.79	17.52	19.31	19.61	19.66
Investment Operations:
Investment income—net[b]	.35	.77	.85	.88	.96	.93
Net realized and unrealized
gain (loss) on investments	.29	.99	2.29	(1.81)	(.26)	(.10)
Total from Investment Operations	.64	1.76	3.14	(.93)	.70	.83
Distributions:
Dividends from
investment income—net	(.38)	(.84)	(.87)	(.86)	(1.00)	(.88)
Net asset value, end of period	20.97	20.71	19.79	17.52	19.31	19.61
Total Return (%)	3.11[c]	8.99	18.32	(5.00)	3.64	4.38
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.57[d]	.54	.60	.52	.51[e]	.50[e]
Ratio of net expenses
to average net assets	.54[d]	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	3.38[d]	3.74	4.62	4.72	4.93	4.75
Portfolio Turnover Rate[f]	195.50[c]	328.76	361.73	443	430[g]	382[g]
Net Assets, end of period
($ x 1,000)	213,358	241,733	245,169	310,742	565,572	559,572

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Includes the fund’s share of the The Standish Mellon Fixed Income Portfolio’s (the “Portfolio”) allocated expenses.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2011, December
31, 2010, 2009, 2008, 2007 and 2006 were 77.61%, 130.16%, 93.83%, 72%, 166% and 139%, respectively.
g	On October 25, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the
Portfolio and received the Portfolio’s securties and cash in exchange for its interest in the Portfolio. Effective October
26, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for the year 2007.The amount shown for 2006 is the ratio for the Portfolio.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the“Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering eleven series, including the fund.The fund’s investment objective is to achieve a high level of current income while preserving principal and maintaining liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers, (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class I shares are offered without a front end sales charge or contingent deferred sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and the asked

28

price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	9,287,006	—	9,287,006
Commercial
Mortgage-Backed	—	18,609,037	—	18,609,037
Corporate Bonds†	—	77,735,198	—	77,735,198
Foreign Government	—	5,220,633	—	5,220,633
Municipal Bonds	—	3,162,282	—	3,162,282
Mutual Funds	8,118,342	—	—	8,118,342
Residential
Mortgage-Backed	—	3,183,499	—	3,183,499
U.S. Government
Agencies/
Mortgage-Backed	—	71,312,030	—	71,312,030
U.S. Treasury	—	80,821,306	—	80,821,306
Other Financial
Instruments:
Futures††	43,822	—	—	43,822
Options Purchased	—	107	—	107
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(20,352)	—	(20,352)
†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for

30

both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011,The Bank of New York Mellon earned $1,722 from lending portfolio securities, pursuant to the securities lending agreement.

32

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	8,529,422	140,711,880	148,378,804	862,498.4
Dreyfus
Institutional
Cash
Advantage
Fund	3,318,329	25,436,431	21,498,916	7,255,844	3.4
Total	11,847,751	166,148,311 169,877,720		8,118,342	3.8

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $19,222,460 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $4,789,075 of carryover expires in fiscal 2016 and $14,433,385 expires in fiscal 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carry forwards related to taxable years beginning prior to the effective date of the Act may be more likely to expire unused.

34

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $10,023,757. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on June 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .40% of the first $250 million; .35% of the next $250 million and .30% in excess of $500 million.The Manager had undertaken from January 1, 2011 through May 1, 2011 to reduce the investment advisory fee paid by the fund, to the extent that the fund’s aggregate annual expenses (exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses) did not exceed an annual rate of .50% of the value of the fund’s average daily net assets.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $38,850 during the period ended June 30, 2011.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

From January 1, 2011 through April 30, 2011, the Trust entered into an agreement with The Bank of NewYork Mellon, pursuant to which The Bank of New York Mellon provided administration and fund accounting services for the fund. For these services, the fund paid The Bank of New York Mellon a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses.

At Board Meetings of the Trust held on February 15-16, 2011, the Board of Trustees of the Trust terminated the agreement with The Bank of New York Mellon and, on behalf of the Trust, entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, effective May 1, 2011, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.

The fund also will reimburse Dreyfus for the out-of-pocket expenses incurred by Dreyfus in performing this service for the fund.

Pursuant to these agreements, the fund was charged $37,629 during the period ended June 30, 2011 for administration and fund accounting services.

(b) The fund may pay administrative service fees.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform

36

administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants.As compensation for such services, the fund may pay each Plan Administrator an administrative service fee in an amount of up to .15% (on an annualized basis) of the fund’s average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. During the period ended June 30, 2011, the fund was charged $6,417.The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution related services.These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $1,695 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $202 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $10.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $50,119 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $70,984, custodian fees $33,000, chief compliance officer fees $2,259 and transfer agency per account fees $412.

(d) Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-end Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.

38

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short term securities, financial futures, forward contracts and options transactions, during the period ended June 30, 2011, amounted to $512,267,370 and $535,928,538, respectively, of which $308,898,861 in purchases and $309,685,964 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	43,822	Interest rate risk	-
Foreign exchange risk[2]	107	Foreign exchange risk[3]	(20,352)
Gross fair value of
derivatives contracts	43,929		(20,352)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities of Unaffiliated issuers at market value.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations as of June 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[4]	Options[5]	Contracts[6]	Total
Interest rate	(299,382)	149,254	—	(150,128)
Foreign exchange	—	52,851	53,246	106,097
Total	(299,382)	202,105	53,246	(44,031)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[7]	Options[8]	Contracts[9]	Total
Interest rate	(298,437)	(119,198)	—	(417,635)
Foreign exchange	—	(46,864)	(8,674)	(55,538)
Total	(298,437)	(166,062)	(8,674)	(473,173)

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures.
8	Net unrealized appreciation (depreciation) on options transactions.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a

40

realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2011 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to interest rate and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended June 30, 2011:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)
Contracts outstanding
December 31, 2010	24,880,000	280,792
Contracts written	781,000	388,067
Contracts terminated:
Contracts closed	17,388,000	446,918	519,442	(72,524)
Contracts expired	8,273,000	221,941	—	221,941
Total contracts terminated	25,661,000	668,859	519,442	149,417
Contracts outstanding
June 30, 2011	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the

42

value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2011:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Chilean Peso,
Expiring 7/27/2011	699,600,000	1,471,293	1,491,645	(20,352)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Interest rate futures contracts	12,767,502
Interest rate options contracts	47,404
Foreign currency options contracts	33,044
Forward contracts	9,418,480

At June 30, 2011, accumulated net unrealized appreciation on investments was $6,107,130, consisting of $6,936,360 gross unrealized appreciation and $829,230 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AGREEMENT
AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15 and 16, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory services (the “Agreement”).The Board also considered the approval of a new Fund Accounting and Administrative Services Agreement (the “Administration Agreement” and together with the Agreement, the “Agreements”) pursuant to which Dreyfus would provide the fund with administrative services.1 The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement and the approval of the Administration Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

44

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also would provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. ("Lipper"), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the "Performance Group") and with a broader group of funds (the "Performance Universe"), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the "Expense Group") and with a broader group of funds (the "Expense Universe"), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for each of the various periods.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

For the ten one-year periods ended December 31st from 2001 through 2010, the Board also noted that the fund’s yield performance was variously above or below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

A representative of Dreyfus noted that Dreyfus was voluntarily limiting the expenses of the fund so that annual direct fund operating expenses did not exceed .50 % of the fund’s average daily net assets and that such expense limitation could be terminated at any time. A representative also noted that, in connection with the Administration Agreement and its related fees, Dreyfus contractually agreed to waive any fees to the extent that such fees exceed Dreyfusí costs in providing the services contemplated under the Administration Agreement.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fundís primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the "Similar Clients"), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

46

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered, or to be rendered, and service levels provided, or to be provided, by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members

The Fund	47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement and approval of the Administration Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fees payable to Dreyfus were reason- able in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board members

48

and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board members determined that renewal of the Agreement and approval of the Administration Agreement was in the best interests of the fund and its shareholders.

1 Until May 1, 2011, administrative services were provided pursuant to a Custody,Administration and Accounting Services Agreement with The Bank of NewYork Mellon.

The Fund	49

Dreyfus/Standish Global Fixed Income Fund

SEMIANNUAL REPORT June 30, 2011

BNY MELLON
ASSET MANAGEMENT

Dreyfus

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
28	Notes to Financial Statements
50	Information About the Renewal of the Fund’s Investment Advisory Agreement and the Approval of the Fund’s Administration Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Global Fixed
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. U.S. government securities rallied as investors grew more defensive, and most bond market sectors produced positive total returns over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by David Leduc, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of 0.59%, Class C shares returned 0.17% and Class I shares returned 0.72%.1 In comparison, the Barclays Capital Global Aggregate Index (Hedged) (the “Index”), the fund’s benchmark, achieved a total return of 1.48% for the same period.2 Global bond markets produced mixed results amid heightened market volatility over the first half of 2011, as investors responded first to signs of economic strength and later to evidence of renewed economic weakness. The fund produced lower returns than its benchmark, primarily due to underweighted exposure to U.S.Treasury securities.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its net assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets.The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund’s investments may include bonds, notes, mortgage-related securities, asset-backed securities, convertible securities, eurodollar andYankee dollar instruments, preferred stock and money market instruments.To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and de-emphasize the use of interest rate forecasting.The portfolio managers look for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features.The portfolio managers select securities for the fund’s portfolio by using fundamental economic research and quantitative analysis and focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Shifting Economic Sentiment Sparked Market Volatility

Global economic sentiment had improved dramatically by the start of 2011, fueled by quantitative easing of U.S. monetary policy, better-than-expected economic data in Europe and strong corporate earnings across a number of regions. As a result, investors at the time favored riskier fixed-income securities over traditional safe havens.

However, a number of macroeconomic developments soon weighed on investor sentiment. Inflation worries prompted a number of central banks, including those in China, India and Europe, to raise short-term interest rates. Political uprisings in the Middle East and devastating natural and nuclear disasters in Japan added to global investors’ concerns. Later in the spring, worries intensified regarding the European sovereign debt crisis and a contentious political debate about U.S. government spending and borrowing.

These macroeconomic concerns caused corporate-backed bonds to give back some of their earlier gains. In contrast, lower yielding sovereign debt, including U.S. Treasury securities, rebounded when it became clearer that short-term interest rates in most major markets would likely remain low for the foreseeable future.

Constructive Posture Dampened Fund Performance

In this choppy investment environment, the fund benefited early in the reporting period from its overweighted exposure to higher yielding market sectors, including investment-grade corporate bonds, high yield corporate bonds, commercial mortgage-backed securities and residential mortgage-backed securities. However, these positions later lost value, causing the fund to lag its benchmark for the reporting period overall. The fund held a correspondingly underweighted position in sovereign bonds, particularly U.S.Treasury securities, that we regarded as richly valued. Consequently, the fund did not participate fully in the rally among high-quality sovereign bonds later in the reporting period.

Our currency strategies also hurt the fund’s relative performance, as we emphasized emerging-markets currencies over the U.S. dollar at a time when the dollar rallied. A short position in the euro produced better results, offsetting some of the weakness stemming from the fund’s U.S. dollar position.We employed forward contracts to establish the fund’s currency positions.

As the economic outlook deteriorated over the reporting period, we took steps to reduce the fund’s exposure to risk, trimming positions in high yield corporate bonds, emerging-markets securities and commercial mortgage-backed securities. We also reduced the fund’s holdings of sovereign bonds from Spain and Italy, and we increased the fund’s holdings of U.S.Treasury securities to a modestly overweighted position.

A More Neutral Investment Mix

We currently expect the global economic recovery to persist, but a number of headwinds appear likely to keep growth at subpar levels. While we have retained a mild emphasis on higher yielding bonds that tend to do well during economic expansions, we have reduced the magnitude of those overweighted positions. As a result, the fund’s composition as of midyear more closely resembled that of the benchmark. We intend to maintain a more neutral investment posture until we see stronger evidence that the risks confronting the global economy are indeed waning.

July 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: FactSet — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Barclays Capital Global Aggregate (Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets.The three major components of this index are the U.S.Aggregate, the Pan-European Aggregate and the Asian-Pacific Aggregate
Indices.The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government securities and USD investment-grade 144A securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.87	$ 8.64	$ 3.43
Ending value (after expenses)	$1,005.90	$1,001.70	$1,007.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.91	$ 8.70	$ 3.46
Ending value (after expenses)	$1,019.93	$1,016.17	$1,021.37

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.74% for Class C and .69% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—95.0%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—1.2%
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	800,000		874,495
Smart Trust,
Ser. 2011-1USA, Cl. A3B		1.04	10/14/14	1,100,000	[b,c]	1,102,375
						1,976,870
Brazil—1.5%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	2,200,000		1,393,253
Petrobras International Finance,
Gtd. Notes		5.38	1/27/21	300,000		309,543
Petrobras International Finance,
Gtd. Notes		5.75	1/20/20	455,000		487,649
Vale Overseas,
Gtd. Notes		4.63	9/15/20	345,000		344,841
						2,535,286
Canada—3.1%
Bombardier,
Sr. Notes		7.75	3/15/20	335,000	[c]	378,550
Canadian Government,
Bonds	CAD	4.00	6/1/16	2,700,000		3,016,990
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	340,000		553,437
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	600,000		630,552
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	550,000		696,038
						5,275,567
Cayman Islands—.3%
UPCB Finance II,
Sr. Scd. Notes	EUR	6.38	7/1/20	350,000	[c]	483,446
Chile—.3%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	273,000,000		589,344
Croatia—.3%
Croatian Government,
Sr. Unscd Notes		6.38	3/24/21	495,000	[c]	515,732

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Denmark—.4%
Nykredit Realkredit,
Sub. Notes	EUR	9.00	11/29/49	480,000	[b]	741,321
France—3.3%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	800,000		1,161,556
Crown European Holdings,
Sr. Notes	EUR	7.13	8/15/18	145,000	[c]	216,581
French Government,
Bonds	EUR	3.75	4/25/21	1,705,000		2,541,876
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	420,000	[c]	440,604
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	600,000		873,741
RCI Banque,
Sr. Unscd. Notes		2.16	4/11/14	395,000	[b,c]	396,064
						5,630,422
Germany—15.1%
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	370,000	[c]	555,250
German Government,
Bonds, Ser. 03	EUR	3.75	7/4/13	1,650,000		2,493,642
German Government,
Bonds	EUR	2.50	1/4/21	2,505,000		3,496,167
German Government,
Bonds	EUR	3.25	7/4/42	2,835,000		3,729,214
German Government,
Bonds, Ser. 06	EUR	4.00	7/4/16	7,305,000		11,423,345
German Government,
Bonds, Ser. 08	EUR	4.25	7/4/18	660,000		1,053,417
Globaldrive,
Ser. 2011-AA, Cl. A	EUR	2.03	4/20/19	1,100,000	[b,c]	1,595,174
HeidelbergCement Finance,
Gtd. Notes	EUR	8.50	10/31/19	420,000		682,154
Kabel BW Erste Beteiligungs,
Sr. Scd. Notes	EUR	7.50	3/15/19	300,000	[c]	449,730
KFW,
Gov’t Gtd. Bonds		3.50	3/10/14	125,000		133,287
						25,611,380

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Hungary—.5%
Hungarian Government,
Sr. Unscd. Notes		7.63	3/29/41	860,000		932,025
Iceland—.5%
Icelandic Government,
Notes		4.88	6/16/16	920,000	[c]	911,032
Italy—4.7%
Finmeccanica,
Gtd. Notes	EUR	4.88	3/24/25	80,000		112,044
Intesa Sanpaolo,
Covered Bonds	EUR	3.00	11/4/16	300,000		419,964
Italian Treasury,
Bonds	EUR	3.50	6/1/14	5,170,000		7,486,693
						8,018,701
Japan—10.1%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	27,000,000		322,168
Japanese Government,
Sr. Unscd. Bonds,
Ser. 288	JPY	1.70	9/20/17	719,950,000		9,549,298
Japanese Government,
Sr. Unscd. Bonds,
Ser. 11	JPY	1.70	6/20/33	477,350,000		5,694,088
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000	[d]	1,649,332
						17,214,886
Luxembourg—1.2%
ArcelorMittal,
Sr. Unscd. Notes		5.50	3/1/21	370,000		371,265
Cirsa Funding,
Gtd. Notes	EUR	8.75	5/15/18	300,000	[c]	443,205
Enel Finance International,
Gtd. Notes		5.70	1/15/13	295,000	[c]	310,764
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	540,000	[c]	577,998
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	325,000		359,378
						2,062,610

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Mexico—.8%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	235,000		246,327
Mexican Bonos,
Bonds, Ser. M 30	MXN	8.50	11/18/38	12,380,000		1,107,545
						1,353,872
Netherlands—1.3%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000		207,126
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000		153,080
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	150,000		240,311
Netherlands Government,
Bonds	EUR	4.00	7/15/18	825,000		1,272,464
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	100,000		171,907
Storm,
Ser. 2005, Cl. A	EUR	1.58	5/26/47	124,218	[b]	178,976
						2,223,864
Norway—1.2%
DnB NOR Bank,
Jr. Sub. Notes	EUR	7.07	11/29/49	250,000	[b]	369,790
DnB NOR Boligkreditt,
Covered Bonds		2.10	10/14/16	795,000	[c]	786,668
DnB NOR Boligkreditt,
Covered Bonds		2.90	3/29/17	690,000	[c]	703,094
Yara International,
Sr. Unscd. Notes		7.88	6/11/19	150,000	[c]	183,637
						2,043,189
Philippines—.1%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		184,632
Poland—.5%
Polish Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,205,000		810,518
Russia—1.0%
Russian Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	45,000,000	[c]	1,691,906

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
South Africa—.9%
Edcon Proprietary,
Scd. Notes	EUR	4.72	6/15/14	250,000	[b,c]	319,035
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	10,800,000		1,179,857
						1,498,892
South Korea—.1%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000		167,485
Spain—2.1%
Banco Bilbao
Vizcaya Argentaria,
Covered Bonds	EUR	3.50	7/26/13	400,000		573,870
Banco Bilbao
Vizcaya Argentaria,
Covered Bonds	EUR	4.13	1/13/14	400,000		577,520
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	1,100,000		1,580,058
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	750,000		762,798
						3,494,246
Sweden—1.3%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	795,000	[c]	801,048
Nordea Bank,
Sub. Notes		4.88	5/13/21	380,000	[c]	365,643
Svenska Handelsbanken,
Jr. Sub. Notes	GBP	5.38	9/29/49	200,000	[b]	326,633
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	4,270,000		739,386
						2,232,710
United Kingdom—12.2%
Arkle Master Issuer,
Ser. 2010-2A, Cl. 1A1		1.66	5/17/60	650,000	[b,c]	652,127
Arran Residential
Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.62	11/19/47	850,000	[b,c]	1,233,300
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	800,000		1,167,775

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	260,000	[b]	270,531
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	100,000	[b]	121,451
Barclays Bank,
Sub. Notes	GBP	10.00	5/21/21	200,000		383,987
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.58	10/18/54	1,980,000	[b,c]	2,874,845
Gracechurch
Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.34	11/20/56	528,107	[b,c]	523,345
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.36	7/15/21	363,333	[b]	362,773
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.68	10/15/54	600,000	[b,c]	601,930
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	10/29/49	550,000	[b]	785,623
Lloyds TSB Bank,
Notes	EUR	3.38	3/17/15	600,000		866,231
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000		276,342
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	450,000		644,362
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000		86,245
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	380,000		537,684
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.35	9/15/39	2,078,995	[b,c]	1,734,090
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000		185,304
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	405,000		405,886
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	280,000		398,162
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/20	600,000		821,558
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	205,000		311,732

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	1,785,000		2,859,822
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	1,175,000		2,559,830
						20,664,935
United States—31.0%
AES,
Sr. Unscd. Notes		7.75	10/15/15	115,000		123,337
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	260,000		261,901
Ally Financial,
Gtd. Notes		4.50	2/11/14	465,000		466,162
Altria Group,
Gtd. Notes		4.75	5/5/21	575,000		575,726
American International Group,
Sr. Unscd. Notes	EUR	5.00	6/26/17	300,000		419,687
Anadarko Petroleum,
Unscd. Notes		6.20	3/15/40	190,000	[e]	193,212
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	235,000		269,738
Anheuser-Busch
InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000		296,679
Applied Materials,
Sr. Unscd. Notes		4.30	6/15/21	435,000		437,328
Aramark,
Gtd. Notes		8.50	2/1/15	425,000		443,594
Autozone,
Sr. Unscd. Notes		4.00	11/15/20	425,000	[e]	406,889
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	225,000		237,134
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	725,000		749,888
Bank of America,
Sr. Unscd. Notes		6.50	8/1/16	220,000		245,623
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	150,000	[b]	165,373

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Bear Stearns Commercial
Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.53	4/12/38	205,000	[b]	227,142
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	710,000	[b]	791,780
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000		311,595
Chesapeake Energy,
Gtd. Notes		6.13	2/15/21	195,000		197,681
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	450,000		451,425
Citigroup Commercial
Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.70	12/10/49	565,000	[b]	617,706
Citigroup,
Sr. Unscd. Notes		5.38	8/9/20	575,000	[e]	601,127
Citigroup,
Sr. Unscd. Notes	EUR	7.38	6/16/14	250,000		399,171
CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	325,000	[e]	336,234
Commercial Mortgage
Pass-Through Certificates,
Ser. 2010-C1, Cl. B		5.24	7/10/46	625,000	[b,c]	634,781
Commercial Mortgage
Pass-Through Certificates,
Ser. 2010-C1, Cl. C		5.80	7/10/46	500,000	[b,c]	481,211
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	354,644		377,423
CVS Pass-Through Trust,
Gtd. Notes		5.77	1/10/33	420,953	[c]	437,203
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	335,000		380,685
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	325,000		331,623
EQT,
Sr. Unscd. Notes		8.13	6/1/19	135,000		165,390
Federal Home Loan Mortgage Corp.		5.00	5/1/40	783,927	[f]	836,956

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Federal National		5.50	11/1/39—	6,506,947	[f]	7,065,094
Mortgage Association			7/1/41
Ford Motor Credit,
Sr. Unscd. Notes		6.63	8/15/17	750,000		798,282
Freeport-McMoRan
Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	279,000		305,157
Gap,
Sr. Unscd. Notes		5.95	4/12/21	865,000		832,523
General Electric Capital,
Sr. Unscd. Notes		4.63	1/7/21	205,000	[e]	206,600
General Electric Capital,
Sub. Notes		5.30	2/11/21	330,000		344,024
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	206,000	[c]	217,424
Goldman Sachs Group,
Sr. Notes		6.00	6/15/20	380,000		409,587
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	310,000		350,300
Hartford Financial Services Group,
Sr. Unscd. Notes		5.50	3/30/20	400,000	[e]	413,036
International Lease Finance,
Sr. Unscd. Notes		5.75	5/15/16	300,000	[e]	295,724
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A3FL		1.14	2/15/46	700,000	[b,c]	672,773
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB		5.51	12/12/44	222,099	[b]	234,681
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. A2		5.63	12/5/27	680,000	[c]	743,858
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	225,000		239,624
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	5.25	5/8/13	150,000		227,644
JPMorgan Chase Bank NA,
Sub. Notes	EUR	4.38	11/30/21	450,000	[b]	636,954

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	165,000		191,096
Lamar Media,
Gtd. Notes		6.63	8/15/15	331,000	[e]	337,620
Lear,
Gtd. Notes		8.13	3/15/20	325,000	[e]	351,812
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	290,000		408,981
Macy’s Retail Holdings,
Gtd. Notes		6.38	3/15/37	360,000		376,004
Marathon Petroleum,
Gtd. Notes		5.13	3/1/21	380,000	[c]	391,400
Meccanica Holdings USA,
Gtd. Notes		7.38	7/15/39	125,000	[c]	132,413
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	82,098		84,073
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		5.90	6/12/46	155,000	[b]	171,338
MetLife Institutional Funding II,
Scd. Notes		1.20	4/4/14	1,075,000	[b,c]	1,078,199
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4		5.64	6/11/42	35,000	[b]	38,801
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/24/20	425,000		430,943
Morgan Stanley,
Sr. Unscd. Notes	EUR	5.50	10/2/17	300,000		448,490
NBC Universal Media,
Sr. Unscd. Notes		5.15	4/30/20	385,000	[c]	407,244
NBC Universal Media,
Sr. Unscd. Notes		6.40	4/30/40	245,000	[c]	264,211
News America,
Gtd. Notes		6.90	3/1/19	355,000	[e]	413,791
Pemex Project Funding
Master Trust,
Gtd. Bonds		6.63	6/15/35	610,000		646,005
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	620,000	[e]	677,350
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	125,000		140,787

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	135,000		155,104
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	300,000		310,271
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	135,000		137,534
Plains All American Pipeline,
Gtd. Notes	8.75	5/1/19	65,000		81,893
Prudential Financial,
Sr. Unscd Notes	4.50	11/15/20	650,000		646,875
Puget Energy,
Sr. Scd. Notes	6.00	9/1/21	350,000	[c]	351,684
Range Resources,
Gtd. Notes	6.75	8/1/20	165,000		171,600
Range Resources,
Gtd. Notes	7.50	10/1/17	140,000		149,450
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	110,000		140,040
Regency Centers,
Gtd. Notes	4.80	4/15/21	355,000		358,648
Sempra Energy,
Sr. Unscd. Notes	1.01	3/15/14	770,000	[b]	773,383
Simon Property Group,
Sr. Unscd. Notes	4.38	3/1/21	550,000		542,393
SLM Student Loan Trust,
Ser. 2011-B, Cl. A1	1.04	12/16/24	1,020,000	[b,c]	1,018,855
U.S. Treasury Bonds	3.88	8/15/40	2,760,000		2,527,556
U.S. Treasury Notes	2.63	4/30/16	8,085,000		8,449,456
Vornado,
Ser. 2010-VN0, Cl. A2FX	4.00	9/13/28	855,000	[c]	834,461
Vornado,
Ser. 2010-VN0, Cl. B	4.74	9/13/28	130,000	[c]	129,789
Vornado,
Ser. 2010-VN0, Cl. C	5.28	9/13/28	220,000	[c]	209,139
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2005-C16, Cl. A2	4.38	10/15/41	65,665		65,985
WEA Finance,
Gtd. Notes	6.75	9/2/19	275,000	[c]	312,346

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
United States (continued)
Weatherford International,
Gtd. Notes	6.75	9/15/40	350,000	376,080
Wells Fargo & Co.,
Sr. Unscd. Notes	3.63	4/15/15	235,000 [e]	245,886
Wells Fargo & Co.,
Sr. Unscd. Notes	4.38	1/31/13	225,000	236,233
WM Wrigley Jr.,
Sr. Scd. Notes	3.70	6/30/14	380,000 [c]	395,086
Xerox,
Sr. Unscd. Notes	1.08	5/16/14	190,000 [b]	191,077
				52,666,071
Total Bonds And Notes
(cost $155,956,105)				161,530,942
			Face Amount
			Covered by
Options Purchased—.0%			Contracts ($)	Value ($)
Call Options:
Japanese Yen,
August 2011 @ $90			1,067,000 [g]	22
Japanese Yen,
August 2011 @ $90			1,100,000 [g]	76
Total Options
(cost $58,227)				98
			Principal
Short-Term Investments—1.5%			Amount ($)	Value ($)
U.S. Treasury Bills;
0.08%, 11/17/11
(cost $2,641,140)			2,642,000 [h]	2,641,540

Other Investment—4.7%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,914,055)			7,914,055 [i]	7,914,055

Investment of Cash Collateral
for Securities Loaned—2.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,975,953)	3,975,953 [i]	3,975,953
Total Investments (cost $170,545,480)	103.5%	176,062,588
Liabilities, Less Cash and Receivables	(3.5%)	(6,033,646)
Net Assets	100.0%	170,028,942

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
MXN—Mexican New Peso
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
ZAR—South African Rand
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities were valued at $29,559,250 or 17.4% of net assets.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
e Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $3,831,431 and the value of the collateral held by the fund was $3,975,953.
f The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
g Non-income producing security.
h Held by a broker as collateral for open financial futures positions.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	41.6	Short-Term/
Corporate Bonds	31.3	Money Market Investments	8.5
U.S. Government Agencies	11.1	Options Purchased	.0
Asset/Commercial Mortgage-Backed	11.0		103.5

† Based on net assets.
See notes to financial statements.

The Fund	19

STATEMENT OF FINANCIAL FUTURES
June 30, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2011 ($)
Financial Futures Long
Long Gilt	7	1,349,848	September 2011	(24,214)
U.S. Treasury 5 Year Notes	118	14,065,047	September 2011	(112,285)
Financial Futures Short
Australian 3 Year Bonds	97	(10,754,556)	September 2011	(13,427)
Euro-Bond	6	(1,091,795)	September 2011	(7,759)
U.S. Treasury 2 Year Notes	92	(20,179,626)	September 2011	1,749
U.S. Treasury 10 Year Notes	40	(4,893,125)	September 2011	31,198
Gross Unrealized Appreciation				32,947
Gross Unrealized Depreciation				(157,685)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,831,431)—Note 1(c):
Unaffiliated issuers		158,655,472	164,172,580
Affiliated issuers		11,890,008	11,890,008
Cash			34,889
Cash denominated in foreign currencies		257,377	258,700
Receivable for investment securities sold			10,484,190
Dividends and interest receivable			2,432,029
Receivable for shares of Beneficial Interest subscribed			970,770
Unrealized appreciation on swap contracts—Note 4			72,759
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			18,161
Receivable for futures variation margin—Note 4			2,769
Prepaid expenses			24,087
			190,360,942
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			117,794
Due to Administrator—Note 3(b)			13,838
Payable for investment securities purchased			14,193,113
Liability for securities on loan—Note 1(c)			3,975,953
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			1,676,890
Payable for shares of Beneficial Interest redeemed			203,473
Swaps premium received—Note 4			99,526
Interest payable—Note 2			111
Accrued expenses			51,302
			20,332,000
Net Assets ($)			170,028,942
Composition of Net Assets ($):
Paid-in capital			169,628,170
Accumulated distributions in excess of investment income—net			(32,019)
Accumulated net realized gain (loss) on investments			(3,459,575)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
[including ($124,738) net unrealized (depreciation) on financial futures]			3,892,366
Net Assets ($)			170,028,942

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	41,084,922	8,087,956	120,856,064
Shares Outstanding	1,979,214	390,676	5,814,876
Net Asset Value Per Share ($)	20.76	20.70	20.78

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	2,869,625
Dividends;
Affiliated issuers	4,553
Income from securities lending—Note 1(c)	2,306
Total Income	2,876,484
Expenses:
Investment advisory fee—Note 3(a)	305,014
Shareholder servicing costs—Note 3(d)	100,234
Custodian fees—Note 3(d)	65,420
Accounting and administration fees—Note 3(a)	51,928
Professional fees	34,480
Distribution fees—Note 3(c)	24,775
Registration fees	16,878
Prospectus and shareholders’ reports	11,133
Administrative service fees—Note 3(b)	3,330
Trustees’ fees and expenses—Note 3(e)	3,040
Loan commitment fees—Note 2	1,023
Interest expense—Note 2	155
Miscellaneous	26,755
Total Expenses	644,165
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(29,547)
Less—reduction in fees due to earnings credits—Note 3(d)	(24)
Net Expenses	614,594
Investment Income—Net	2,261,890
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,294,054
Net realized gain (loss) on options transactions	(42,990)
Net realized gain (loss) on financial futures	(358,998)
Net realized gain (loss) on swap transactions	(64,701)
Net realized gain (loss) on forward foreign currency exchange contracts	(5,170,108)
Net Realized Gain (Loss)	(3,342,743)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,940,047
Net unrealized appreciation (depreciation) on options transactions	(42,517)
Net unrealized appreciation (depreciation) on financial futures	(169,349)
Net unrealized appreciation (depreciation) on swap transactions	116,671
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(886,469)
Net Unrealized Appreciation (Depreciation)	1,958,383
Net Realized and Unrealized Gain (Loss) on Investments	(1,384,360)
Net Increase in Net Assets Resulting from Operations	877,530

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	2,261,890	3,446,960
Net realized gain (loss) on investments	(3,342,743)	4,891,542
Net unrealized appreciation
(depreciation) on investments	1,958,383	(3,724,627)
Net Increase (Decrease) in Net Assets
Resulting from Operations	877,530	4,613,875
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(386,923)	(957,250)
Class C Shares	(48,907)	(149,989)
Class I Shares	(1,303,976)	(4,781,480)
Net realized gain on investments:
Class A Shares	(3,861)	—
Class C Shares	(667)	—
Class I Shares	(11,739)	—
Total Dividends	(1,756,073)	(5,888,719)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	17,390,698	32,628,652
Class C Shares	3,558,986	5,376,167
Class I Shares	43,803,476	54,692,976
Dividends reinvested:
Class A Shares	384,877	948,045
Class C Shares	48,989	148,159
Class I Shares	937,657	4,383,251
Cost of shares redeemed:
Class A Shares	(6,390,756)	(2,686,498)
Class C Shares	(651,443)	(173,066)
Class I Shares	(18,936,822)	(36,210,753)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	40,145,662	59,106,933
Total Increase (Decrease) in Net Assets	39,267,119	57,832,089
Net Assets ($):
Beginning of Period	130,761,823	72,929,734
End of Period	170,028,942	130,761,823
Undistributed (distributions in excess of)
investment income (loss)—net	(32,019)	(554,103)

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Class A
Shares sold	830,935	1,512,906
Shares issued for dividends reinvested	18,506	45,424
Shares redeemed	(304,929)	(124,106)
Net Increase (Decrease) in Shares Outstanding	544,512	1,434,224
Class C
Shares sold	170,451	249,611
Shares issued for dividends reinvested	2,363	7,122
Shares redeemed	(31,277)	(8,072)
Net Increase (Decrease) in Shares Outstanding	141,537	248,661
Class I
Shares sold	2,087,999	2,548,923
Shares issued for dividends reinvested	45,025	208,835
Shares redeemed	(904,282)	(1,689,639)
Net Increase (Decrease) in Shares Outstanding	1,228,742	1,068,119

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2011	Year Ended December 31,
Class A Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	20.84	20.73	20.92
Investment Operations:
Investment income—net[b]	.29	.59	.08
Net realized and unrealized
gain (loss) on investments	(.17)	.60	(.07)
Total from Investment Operations	.12	1.19	.01
Distributions:
Dividends from investment income—net	(.20)	(1.08)	(.20)
Dividends from net realized gain on investments	(.00)[c]	—	—
Total Distributions	(.20)	(1.08)	(.20)
Net asset value, end of period	20.76	20.84	20.73
Total Return (%)[d]	.59[e]	5.77	.03[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[f]	1.08	.98[f]
Ratio of net expenses to average net assets	.98[f]	.90	.90[f]
Ratio of net investment income
to average net assets	2.80[f]	2.86	4.40[f]
Portfolio Turnover Rate	111.68[e]	210.75[g] 131.97[g]
Net Assets, end of period ($ x 1,000)	41,085	29,900	10

a	From December 2, 2009 (commencement of initial offering of this class) to December 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f Annualized.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2010 and
2009 were 206.04% and 111.36%, respectively.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2011	Year Ended December 31,
Class C Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	20.79	20.73	20.92
Investment Operations:
Investment income—net[b]	.21	.42	.06
Net realized and unrealized
gain (loss) on investments	(.17)	.60	(.07)
Total from Investment Operations	.04	1.02	(.01)
Distributions:
Dividends from investment income—net	(.13)	(.96)	(.18)
Dividends from net realized gain on investments	(.00)[c]	—	—
Total Distributions	(.13)	(.96)	(.18)
Net asset value, end of period	20.70	20.79	20.73
Total Return (%)[d]	.17[e]	5.01	(.03)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81[f]	1.87	1.73[f]
Ratio of net expenses to average net assets	1.74[f]	1.65	1.65[f]
Ratio of net investment income
to average net assets	2.03[f]	2.12	3.65[f]
Portfolio Turnover Rate	111.68[e]	210.75[g] 131.97[g]
Net Assets, end of period ($ x 1,000)	8,088	5,181	10

a	From December 2, 2009 (commencement of initial offering of this class) to December 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	The portfolio turnover rates excluding mortgage dollar transactions for the periods ended December 31, 2010 and
2009 were 206.04% and 111.36%, respectively.
See notes to financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Class I Shares	(Unaudited)	2010	2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	20.86	20.72	18.53	18.73	18.60	18.28
Investment Operations:
Investment income—net[b]	.32	.75	.91	.86	.85	.70
Net realized and unrealized
gain (loss) on investments	(.17)	.49	1.90	.53	(.06)[c]	.22
Total from Investment Operations	.15	1.24	2.81	1.39	.79	.92
Distributions:
Dividends from
investment income—net	(.23)	(1.10)	(.62)	(1.59)	(.66)	(.60)
Dividends from net realized
gain on investments	(.00)[d]	—	—	—	—	—
Total Distributions	(.23)	(1.10)	(.62)	(1.59)	(.66)	(.60)
Net asset value, end of period	20.78	20.86	20.72	18.53	18.73	18.60
Total Return (%)	.72[e]	6.02	15.48	7.50	4.30	5.09
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72[f]	.78	.92	1.02	.91	.81
Ratio of net expenses
to average net assets	.69[f]	.65	.65	.65	.65[g]	.65[g]
Ratio of net investment income
to average net assets	3.08[f]	3.50	4.62	4.52	4.54	3.79
Portfolio Turnover Rate	111.68[e] 210.75[h] 131.97[h]			190[h]	274[h,i]	152[h,i]
Net Assets, end of period
($ x 1,000)	120,856	95,681	72,910	43,409	40,833	41,660

a	The fund commenced offering three classes of shares on December 2, 2009. Effective September 1, 2009, the existing shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount includes litigation proceeds received by the fund of $.01 for the year ended December 31, 2007.
d	Amount represents less than $.01 per share.
e	Not annualized.
f	Annualized.
g	Includes the fund’s share of The Standish Mellon Global Fixed Income Portfolio’s (the “Portfolio”) allocated expenses.
h	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2010,
2009, 2008, 2007 and 2006 were 206.04%, 111.36%, 116%, 128% and 122%, respectively.
i	On October 25, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio’s securties and cash in exchange for its interest in the Portfolio. Effective October 26, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for 2007.The amount shown for 2006 is the ratio for the Portfolio.
See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering eleven series, including the fund. The fund’s investment objective seeks to maximize total return while realizing a market level of income, consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sale charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

TheTrust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates market value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	4,429,730	—	4,429,730
Commercial
Mortgage-Backed	—	6,102,891	—	6,102,891
Corporate Bonds†	—	53,193,078	—	53,193,078
Foreign Government	—	70,764,795	—	70,764,795
Mutual Funds	11,890,008	—	—	11,890,008
Residential
Mortgage-Backed	—	8,161,386	—	8,161,386
U.S. Government
Agencies/
Mortgage-Backed	—	7,902,050	—	7,902,050
U.S. Treasury	—	13,618,552	—	13,618,552
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	18,161	—	18,161

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Futures††	32,947	—	—	32,947
Options Purchased	—	98	—	98
Swaps††	—	72,759	—	72,759
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,676,890)	—	(1,676,890)
Futures††	(157,685)	—	—	(157,685)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011,The Bank of New York Mellon earned $1,242 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	3,691,799	86,152,909	81,930,653	7,914,055	4.7
Dreyfus
Institutional
Cash
Advantage
Fund	1,383,790	19,701,949	17,109,786	3,975,953	2.3
Total	5,075,589	105,854,858	99,040,439	11,890,008	7.0

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $5,888,719.The tax character of the current year distributions will be determined at the end of the current fiscal year.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2011, was approximately $22,700 with a related weighted average annualized interest rate of 1.38%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from January 1, 2011 through May 1, 2011 to reduce the investment advisory fee paid by the fund, to the extent that the fund’s aggregate annual expenses, (exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees, interest on borrowings, commitment fees and extraordinary expenses), did not exceed an annual rate of .65% of the value of the fund’s average daily net assets. This undertaking by the Manager is voluntary and may be terminated at any time.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $29,547 during the year ended June 30, 2011.

From January 1, 2011 through April 30, 2011, the Trust entered into an agreement with The Bank of NewYork Mellon, pursuant to which The Bank of New York Mellon provided administration and fund accounting services for the fund. For these services, the fund paid The

Bank of NewYork Mellon a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses.

At Board Meetings of the Trust held on February 15-16, 2011, the Board of Trustees of the Trust terminated the agreement with The Bank of New York Mellon and, on behalf of the Trust, entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, effective May 1, 2011, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.

The fund also will reimburse Dreyfus for the out-of-pocket expenses incurred by Dreyfus in performing this service for the fund.

Pursuant to these agreements, the fund was charged $51,928 during the period ended June 30, 2011 for administration and fund accounting services.

During the period ended June 30, 2011, the Distributor retained $3,575 from commissions earned on sales of the fund’s Class A shares and $1,770 from CDSCs on redemptions of the fund’s Class C shares.

(b)The fund pays administrative service fees for Class I shares.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”)

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants.As compensation for such services, Class I shares pay each Plan Administrator an administrative service fee in an amount of up to .15% (on an annualized basis) of their average daily net assets attributable to Class I shares that are held in accounts serviced by such Plan Administrator. During the period ended June 30, 2011, Class I shares was charged $3,330.The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services.These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2011, Class C shares were charged $24,775 pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2011, Class A and Class C shares were charged $46,223 and $8,258, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $1,738 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $505 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $24.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2010, the fund was charged $65,420 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$55,353, Rule 12b-1 distribution plan fees $4,896, shareholder services plan fees $10,064, custodian fees $43,484, chief compliance officer fees $2,259 and transfer agency per account fees $1,738.

(e) EachTrustee who is not an“interested person” of theTrust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of theTrust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust,The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse eachTrustee who is not an“interested person” of theTrust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended June 30, 2011, amounted to $191,987,106 and $163,139,848, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,3]	93,447	Interest rate risk[1]	(157,685)
Foreign exchange risk[2,4]	18,259	Foreign exchange risk[5]	(1,676,890)
Credit risk[3]	12,259	Credit risk	—
Gross fair value of
derivatives contracts	123,965		(1,834,575)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities of Unaffiliated issuers at market value.
3	Unrealized appreciation on swap contracts.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[6]	Options[7]	Contracts[8]	Swaps[9]	Total
Interest rate	(358,998)	—	—	(40,747)	(399,745)
Foreign exchange	—	(42,990)	(5,170,108)	—	(5,213,098)
Credit	—	—	—	(23,954)	(23,954)
Total	(358,998)	(42,990)	(5,170,108)	(64,701)	(5,636,797)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[10]	Options[11]	Contracts[12]	Swaps[13] Total
Interest rate	(169,349)	(75,077)	—	104,412	(140,014)
Foreign exchange	—	32,560	(886,469)	—	(853,909)
Credit	—	—	—	12,259	12,259
Total	(169,349)	(42,517)	(886,469)	116,671	(981,664)

Statement of Operations location:
6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net realized gain (loss) on swap transactions.
[10] Net unrealized appreciation (depreciation) on financial futures.
[11] Net unrealized appreciation (depreciation) on options transactions.
[12] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[13] Net unrealized appreciation (depreciation) on swap transactions.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2011 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended June 30, 2011:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2010	3,000,000	45,000
Contracts terminated;
Contracts expired	3,000,000	45,000	—	45,000
Contracts outstanding
June 30, 2011	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases;
Euro,
Expiring 7/1/2011	1,318,463	1,901,091	1,911,979	10,888
Sales:		Proceeds ($)
Australian Dollar,
Expiring 7/27/2011	920,000	960,931	983,275	(22,344)
Brazilian Real,
Expiring 7/27/2011	2,240,000	1,389,233	1,425,916	(36,683)
British Pound,
Expiring 7/27/2011	1,665,000	2,658,422	2,671,323	(12,901)
British Pound,
Expiring 7/27/2011	1,120,000	1,788,640	1,796,926	(8,286)
British Pound,
Expiring 7/27/2011	980,000	1,564,816	1,572,311	(7,495)
British Pound,
Expiring 7/27/2011	210,000	335,444	336,924	(1,480)
Canadian Dollar,
Expiring 7/27/2011	4,070,000	4,143,641	4,217,068	(73,427)
Chilean Peso,
Expiring 7/27/2011	277,190,000	582,944	591,008	(8,064)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring 7/27/2011	3,310,000	4,694,927	4,796,304	(101,377)
Euro,
Expiring 7/27/2011	2,210,000	3,144,277	3,202,366	(58,089)
Euro,
Expiring 7/27/2011	8,440,000	11,963,700	12,229,850	(266,150)
Euro,
Expiring 7/27/2011	5,670,000	8,029,797	8,216,025	(186,228)
Euro,
Expiring 7/27/2011	7,630,000	10,801,028	11,056,132	(255,104)
Euro,
Expiring 7/27/2011	12,520,000	17,727,694	18,141,911	(414,217)
Euro,
Expiring 7/27/2011	2,023,000	2,864,528	2,931,397	(66,869)
Euro,
Expiring 7/27/2011	1,870,000	2,677,383	2,709,694	(32,311)
Euro,
Expiring 7/27/2011	1,320,000	1,902,008	1,912,725	(10,717)
Japanese Yen,
Expiring 7/27/2011	219,418,000	2,725,757	2,725,885	(128)
Japanese Yen,
Expiring 7/27/2011	315,600,000	3,921,715	3,920,779	936
Japanese Yen,
Expiring 7/27/2011	401,800,000	4,994,096	4,991,663	2,433
Japanese Yen,
Expiring 7/27/2011	449,625,000	5,589,709	5,585,805	3,904
Mexican New Peso,
Expiring 7/1/2011	6,474,574	549,904	552,980	(3,076)
Mexican New Peso,
Expiring 7/27/2011	15,160,000	1,259,387	1,291,689	(32,302)
Polish Zloty,
Expiring 7/27/2011	2,270,000	803,056	825,219	(22,163)
Russian Ruble,
Expiring 7/27/2011	50,320,000	1,777,307	1,796,916	(19,609)
South African Rand,
Expiring 7/27/2011	8,280,000	1,203,244	1,219,662	(16,418)
Swedish Krona,
Expiring 7/27/2011	5,070,000	778,818	800,270	(21,452)
Gross Unrealized
Appreciation				18,161
Gross Unrealized
Depreciation				(1,676,890)

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the coun-terparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at June 30, 2011:

Notional	Reference		(Pay)/Receive	Unrealized
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%) Expiration	Appreciation ($)

1,570,000	USD—3 Month
	Libor	JP Morgan	3.29 11/24/2018	60,500

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.The following summarizes open credit default swaps entered into by the fund at June 30, 2011:

(Pay)
		Receive	Implied		Upfront
Reference	Notional	Fixed	Credit	Market	Premiums	Unrealized
Obligation	Amount ($)[2] Rate (%)		Spread (%)[3]	Value ($)	Received ($)	Appreciation ($)

Purchase Contracts:[1]
Dow Jones
CDX.NA.HY.16
Index
6/20/2016†	5,030,000[a] (5.00)		4.62 (87,267)		(99,526)	12,259

† Expiration Date
Counterparty:

a	Deutsche Bank
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as
Defaulted indicates a credit event has occurred for the referenced entity.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Interest rate futures contracts	37,070,289
Interest rate options contracts	16,765
Foreign currency options contracts	22,233
Forward contracts	102,546,277

The following summarizes the average notional value of swap contracts outstanding during the period ended June 30, 2011:

Average Notional Value ($)
Interest rate swap contracts	6,332,331
Credit default swap contracts	3,105,714

At June 30, 2011, accumulated net unrealized appreciation on investments was $5,517,108, consisting of $6,217,643 gross unrealized appreciation and $700,535 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	49

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AGREEMENT
AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15 and 16, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory services (the “Agreement”).The Board also considered the approval of a new Fund Accounting and Administrative Services Agreement (the “Administration Agreement” and together with the Agreement, the “Agreements”) pursuant to which Dreyfus would provide the fund with administrative services.1 The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement and the approval of the Administration Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also would provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at or below the Performance Group and Performance Universe medians for each of the various periods.

The Fund	51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

For the ten one-year periods ended December 31st from 2001 through 2010, the Board also noted that the fund’s yield performance was variously above, at and below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

A representative of Dreyfus noted that Dreyfus was voluntarily limiting the expenses of the fund so that annual direct fund operating expenses did not exceed .65 % of the fund’s average daily net assets (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses) and that such expense limitation could be terminated at any time.A representative also noted that, in connection with the Administration Agreement and its related fees, Dreyfus contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered, or to be rendered, and service levels provided, or to be provided, by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement and approval of the Administration Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fees payable to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board members determined that renewal of the Agreement and approval of the Administration Agreement was in the best interests of the fund and its shareholders.

 1 Until May 1, 2011, administrative services were provided pursuant to a Custody,Administration and Accounting Services Agreement with The Bank of NewYork Mellon.

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Financial Futures
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
44	Information About the Renewal of the Fund’s Investment Advisory Agreement and the Approval of the Fund’s Administration Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
International Fixed
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish International Fixed Income Fund, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. U.S. government securities rallied as investors grew more defensive, and most bond market sectors produced positive total returns over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by David Leduc, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus/Standish International Fixed Income Fund’s Class I shares achieved a total return of –0.06%.1 In comparison, the Barclays Capital Global Aggregate ex-U.S. Index (Hedged) (the “Index”), the fund’s benchmark, achieved a total return of 0.63% for the same period.2 Global bond markets produced mixed results amid heightened market volatility over the first half of 2011, as investors responded first to signs of economic strength and later to evidence of renewed economic weakness. The fund produced a lower return than its benchmark, primarily due to an emphasis on corporate- and commercial mortgage-backed securities that lagged market averages later in the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its net assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund always invests in at least five countries other than the United States.The fund’s investment may include bonds, notes, mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stock and money market instruments.To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities.The portfolio managers look for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features.The portfolio managers select securities for the fund’s portfolio by using fundamental economic research and quantitative analysis and focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Shifting Economic Sentiment Sparked Market Volatility

Global economic sentiment had improved dramatically by the start of 2011, fueled by quantitative easing of U.S. monetary policy, better-than-expected economic data in Europe and strong corporate earnings across a number of regions. As a result, investors at the time favored riskier fixed-income securities over traditional safe havens.

However, a number of macroeconomic developments soon weighed on investor sentiment. Inflation worries prompted a number of central banks, including those in China, India and Europe, to raise short-term interest rates. Political uprisings in the Middle East and devastating natural and nuclear disasters in Japan added to global investors’ concerns. Later in the spring, worries intensified regarding the European sovereign debt crisis as Greece teetered on the brink of default.

These macroeconomic concerns caused corporate-backed bonds to give back some of their earlier gains. In contrast, lower yielding sovereign debt from fiscally sound nations rebounded when it became clearer that inflationary pressures and short-term interest rates in most major markets would likely remain low for the foreseeable future.

Constructive Posture Dampened Fund Performance

In this choppy investment environment, the fund benefited early in the reporting period from overweighted exposure to higher yielding market sectors, including investment-grade corporate bonds, high yield corporate bonds, commercial mortgage-backed securities and residential mortgage-backed securities. However, these positions later lost value, causing the fund to lag its benchmark for the reporting period overall. The fund held a correspondingly underweighted position in sovereign bonds that we regarded as richly valued. Consequently, the fund did not participate fully in the rally among high-quality sovereign bonds later in the reporting period.

Our currency strategies also hurt the fund’s relative performance, as we emphasized unhedged positions in emerging-markets currencies at a time when the U.S. dollar rallied.A short position in the euro produced better results, offsetting some of the weakness stemming from the fund’s emerging-markets currency positions.We employed forward contracts to establish the fund’s currency strategies.

As the economic outlook deteriorated over the reporting period, we took steps to reduce the fund’s exposure to risk, trimming positions in

4

high yield corporate bonds, emerging-markets securities and commercial mortgage-backed securities. We also reduced the fund’s holdings of sovereign bonds from Spain and Italy, and we increased the fund’s holdings of high-rated sovereign bonds from developed nations to a modestly overweighted position.

A More Neutral Investment Mix

We currently expect the global economic recovery to persist, but a number of headwinds appear likely to keep growth at subpar levels.While we have retained a mild emphasis on higher yielding bonds that tend to do well during economic expansions, we have reduced the magnitude of those overweighted positions. As a result, the fund’s composition as of midyear more closely resembled that of the benchmark. We intend to maintain a more neutral investment posture until we see stronger evidence that the risks confronting the global economy are indeed waning.

July 15, 2011

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: FactSet — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Barclays Capital Global Aggregate ex-U.S. Index (Hedged) is designed to measure the performance of global investment-grade, fixed-rate debt markets, excluding the United
States, hedged into U.S. dollars. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish International Fixed Income Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

Expenses paid per $1,000†	$ 3.92
Ending value (after expenses)	$999.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

Expenses paid per $1,000†	$ 3.96
Ending value (after expenses)	$1,020.88

† Expenses are equal to the fund’s annualized expense ratio of .79% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—96.0%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—2.5%
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	1,865,000		2,038,666
Smart Trust,
Ser. 2011-1USA, Cl. A3B		1.04	10/14/14	750,000	[b,c]	751,619
						2,790,285
Belgium—.3%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000		294,107
Brazil—1.6%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	1,900,000		1,203,264
Petrobras International Finance,
Gtd. Notes		5.38	1/27/21	300,000		309,543
Vale Overseas,
Gtd. Notes		4.63	9/15/20	260,000		259,880
						1,772,687
Canada—4.6%
Bombardier,
Sr. Notes		7.75	3/15/20	240,000	[c,d]	271,200
Canadian Government,
Bonds	CAD	4.00	6/1/16	1,960,000		2,190,111
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	910,000		1,481,259
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	300,000	[c]	312,956
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	410,000		430,877
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	335,000		423,950
						5,110,353
Cayman Islands—.4%
UPCB Finance II,
Sr. Scd. Notes	EUR	6.38	7/1/20	300,000	[c]	414,383
Chile—.5%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	257,000,000		554,803

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Croatia—.3%
Croatian Government,
Sr. Unscd Notes		6.38	3/24/21	330,000	[c]	343,821
Denmark—.5%
Nykredit Realkredit,
Sub. Notes	EUR	9.00	11/29/49	390,000	[b]	602,323
Finland—.6%
Aktia Real Estate
Mortgage Bank,
Covered Bonds	EUR	4.13	6/11/14	450,000		673,874
Foreign Government—.7%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		748,391
France—4.5%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	550,000		798,570
Crown European Holdings,
Sr. Notes	EUR	7.13	8/15/18	155,000	[c]	231,518
French Government,
Bonds	EUR	3.75	4/25/21	1,895,000		2,825,135
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	310,000	[c]	325,208
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	400,000		582,494
RCI Banque,
Sr. Unscd. Notes		2.16	4/11/14	260,000	[b,c]	260,700
						5,023,625
Germany—12.0%
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	150,000		228,762
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	430,000	[c]	645,291
German Government,
Bonds	EUR	2.50	1/4/21	2,130,000		2,972,789
German Government,
Bonds	EUR	3.25	7/4/42	3,280,000		4,314,576
German Government,
Bonds, Ser. 06	EUR	4.00	7/4/16	2,420,000		3,784,325
German Government,
Bonds, Ser. 08	EUR	4.25	7/4/18	290,000		462,865

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Germany (continued)
Heidelbergcement Finance,
Gtd. Notes	EUR	8.50	10/31/19	335,000		544,099
Kabel BW Erste Beteiligungs,
Sr. Scd. Notes	EUR	7.50	3/15/19	230,000	[c]	344,793
						13,297,500
Hungary—.6%
Hungarian Government,
Sr. Unscd. Notes		7.63	3/29/41	560,000		606,900
Iceland—.6%
Icelandic Government,
Notes		4.88	6/16/16	640,000	[c]	633,761
Italy—7.6%
Intesa Sanpaolo,
Covered Bonds	EUR	3.00	11/4/16	300,000		419,964
Italian Treasury,
Bonds	EUR	3.75	8/1/15	5,490,000		7,942,038
						8,362,002
Japan—10.7%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	11,000,000		131,254
Development Bank of Japan,
Gov’t Gtd. Bonds	JPY	1.70	9/20/22	263,000,000		3,394,214
Japanese Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	204,500,000		2,712,454
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	367,400,000		4,382,545
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	93,000,000	[e]	1,179,907
						11,800,374
Luxembourg—1.5%
ArcelorMittal,
Sr. Unscd. Notes		5.50	3/1/21	260,000		260,889
Cirsa Funding,
Gtd. Notes	EUR	8.75	5/15/18	235,000	[c]	347,177
Enel Finance International,
Gtd. Notes		5.13	10/7/19	255,000	[c]	258,267
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	520,000	[c]	556,591

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Luxembourg (continued)
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	250,000		276,445
						1,699,369
Mexico—1.0%
Mexican Bonos,
Bonds, Ser. M 30	MXN	8.50	11/18/38	12,490,000		1,117,386
Netherlands—2.3%
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000		280,363
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000		231,189
Netherlands Government,
Bonds	EUR	4.00	7/15/18	1,030,000		1,588,652
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	150,000		257,861
Storm,
Ser. 2005, Cl. A	EUR	1.58	5/26/47	124,218	[b]	178,976
						2,537,041
Norway—1.3%
DnB NOR Bank,
Jr. Sub. Notes	EUR	7.07	11/29/49	200,000	[b]	295,832
DnB NOR Boligkreditt,
Covered Bonds		2.90	3/29/17	325,000	[c]	331,168
DnB NOR Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	590,000		860,762
						1,487,762
Philippines—.1%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	7,000,000		161,553
Poland—.9%
Polish Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,695,000		990,634
Russia—1.0%
Russian Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	30,000,000	[c]	1,127,937
South Africa—1.2%
Edcon Proprietary,
Scd. Notes	EUR	4.72	6/15/14	200,000	[b,c]	255,228

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
South Africa (continued)
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	10,300,000		1,125,234
						1,380,462
South Korea—.2%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000		236,002
Spain—3.5%
Banco Bilbao
Vizcaya Argentaria,
Covered Bonds	EUR	3.50	7/26/13	250,000		358,669
Banco Bilbao
Vizcaya Argentaria,
Covered Bonds	EUR	3.50	10/7/20	100,000		122,441
Banco Bilbao
Vizcaya Argentaria,
Covered Bonds	EUR	4.13	1/13/14	300,000		433,140
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	800,000		1,149,133
Spanish Government,
Bonds	EUR	3.15	1/31/16	1,030,000		1,413,304
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	350,000		355,972
						3,832,659
Sweden—2.2%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	290,000	[c]	292,206
Nordea Bank,
Sub. Notes		4.88	5/13/21	250,000	[c]	240,555
Svenska Handelsbanken,
Jr. Sub. Notes	GBP	5.38	9/29/49	150,000	[b]	244,975
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	3,295,000		570,557
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	6,475,000	[d]	1,041,731
						2,390,024
Switzerland—.6%
Credit Suisse Guernsey,
Converd Bonds		2.60	5/27/16	635,000	[c]	634,212

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom—15.7%
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	2.93	5/17/60	400,000	[b,c]	584,338
Arran Residential
Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.62	11/19/47	550,000	[b,c]	798,018
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	550,000		802,845
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	200,000	[b]	208,101
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	90,000	[b]	109,306
Barclays Bank,
Sub. Notes	GBP	10.00	5/21/21	150,000		287,990
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.58	10/18/54	1,300,000	[b,c]	1,887,524
Gracechurch
Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.34	11/20/56	567,226	[b,c]	562,111
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.36	7/15/21	386,667	[b]	386,070
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	10/29/49	450,000	[b]	642,783
Lloyds TSB Bank,
Notes	EUR	3.38	3/17/15	550,000		794,045
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000		276,342
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	400,000		572,766
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	175,000		271,199
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.35	9/15/39	1,411,262	[b,c]	1,177,134
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	265,000		265,580
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	265,000		376,832
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/20	400,000		547,706

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	405,000		647,821
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	605,000		998,204
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	1,570,000		2,515,361
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	1,195,000		2,603,401
						17,315,477
United States—16.5%
AES,
Sr. Unscd. Notes		7.75	10/15/15	125,000		134,062
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	320,000		322,339
Ally Financial,
Gtd. Notes		4.50	2/11/14	370,000		370,925
Altria Group,
Gtd. Notes		4.75	5/5/21	380,000		380,480
American
International Group,
Sr. Unscd. Notes	EUR	5.00	6/26/17	150,000		209,843
Anadarko Petroleum,
Unscd. Notes		6.20	3/15/40	150,000	[d]	152,536
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	180,000		206,608
Applied Materials,
Sr. Unscd. Notes		4.30	6/15/21	295,000		296,579
Aramark,
Gtd. Notes		8.50	2/1/15	505,000		527,094
Autozone,
Sr. Unscd. Notes		4.00	11/15/20	325,000	[d]	311,150
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	55,000	[b]	60,637
Bear Stearns Commercial
Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.53	4/12/38	250,000	[b]	277,002

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	725,000	[b]	808,507
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	245,000		381,704
Chesapeake Energy,
Gtd. Notes		6.13	2/15/21	165,000		167,269
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	425,000		426,346
Citigroup Commercial
Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.70	12/10/49	325,000	[b]	355,317
CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	260,000		268,987
CVS Pass-Through Trust,
Gtd. Notes		5.77	1/10/33	297,143	[c]	308,614
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	410,000		465,914
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	220,000		256,122
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	190,000		193,872
Ford Motor Credit,
Sr. Unscd. Notes		6.63	8/15/17	500,000		532,188
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	250,000		273,438
Gap,
Sr. Unscd. Notes		5.95	4/12/21	570,000		548,599
General Electric Capital,
Sr. Unscd. Notes		4.63	1/7/21	230,000	[d]	231,795
General Electric Capital,
Sub. Notes		5.30	2/11/21	260,000		271,049
Goldman Sachs Group,
Sr. Notes		6.00	6/15/20	250,000		269,465
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	286,000		323,180
Hartford Financial Services Group,
Sr. Unscd. Notes		5.50	3/30/20	260,000	[d]	268,474

14

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
International Lease Finance,
Sr. Unscd. Notes		5.75	5/15/16	200,000		197,149
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A3FL		1.14	2/16/46	500,000	[b,c]	480,552
JPMorgan Chase Bank NA,
Sub. Notes	EUR	4.38	11/30/21	350,000	[b]	495,409
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	170,000	[d]	196,887
Lamar Media,
Gtd. Notes		6.63	8/15/15	266,000		271,320
Lear,
Gtd. Notes		8.13	3/15/20	370,000		400,525
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	190,000		267,953
Macy’s Retail Holdings,
Gtd. Notes		6.38	3/15/37	285,000		297,670
Meccanica Holdings USA,
Gtd. Notes		6.25	1/15/40	300,000	[c]	272,570
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	107,084		109,661
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		5.90	6/12/46	685,000	[b]	757,205
Morgan Stanley,
Sr. Unscd. Notes	EUR	5.50	10/2/17	200,000		298,994
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	470,000	[d]	513,475
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	275,000		280,162
Prudential Financial,
Sr. Unscd Notes		4.50	11/15/20	250,000	[d]	248,798
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	235,000	[c]	236,130
Range Resources,
Gtd. Notes		6.75	8/1/20	185,000		192,400
Range Resources,
Gtd. Notes		7.50	10/1/17	145,000		154,787

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Sempra Energy,
Sr. Unscd. Notes		1.01	3/15/14	515,000	[b]	517,263
Simon Property Group,
Sr. Unscd. Notes		4.38	3/1/21	550,000		542,393
Vornado,
Ser. 2010-VN0, Cl. A2FX		4.00	9/13/28	270,000	[c]	263,514
Vornado,
Ser. 2010-VN0, Cl. B		4.74	9/13/28	130,000	[c]	129,789
Vornado,
Ser. 2010-VN0, Cl. C		5.28	9/13/28	220,000	[c]	209,139
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	81,185		81,581
Weatherford International,
Gtd. Notes		6.75	9/15/40	250,000		268,629
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	285,000		419,983
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	330,000	[c]	343,101
Xerox,
Sr. Unscd. Notes		1.08	5/16/14	125,000	[b]	125,709
						18,172,843
Total Bonds And Notes
(cost $99,351,370)						106,112,550

Short-Term Investments—2.1%
U.S. Treasury Bills;
0.09%, 11/17/11
(cost $2,256,251)				2,257,000 [g]		2,256,252
				Face Amount
				Covered by
Options Purchased—.0%				Contracts ($)		Value ($)
Call Options:
Japanese Yen,
August 2011 @ $90				1,047,000 [f]		21
Japanese Yen,
August 2011 @ $90				1,100,000 [f]		76
Total Options
(cost $57,656)						97

16

Other Investment—3.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,649,446)	3,649,446 [h]	3,649,446

Investment of Cash Collateral
for Securities Loaned—3.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,349,715)	3,349,715 [h]	3,349,715
Total Investments (cost $108,664,438)	104.4%	115,368,060
Liabilities, Less Cash and Receivables	(4.4%)	(4,894,233)
Net Assets	100.0%	110,473,827

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
MXN—Mexican New Peso
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
ZAR—South African Rand
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities were valued at $15,831,125 or 14.3% of net assets.
d Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $3,189,266 and the value of the collateral held by the fund was $3,349,715.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f Non-income producing security.
g Held by a broker as collateral for open financial futures positions.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Foreign/Governmental	54.1	Short-Term/Money Market Investments	8.4
Corporate Bonds	32.0	Options Purchased	.0
Asset/Commercial Mortgage-Backed	9.9		104.4

† Based on net assets.
See notes to financial statements.

The Fund	17

STATEMENT OF FINANCIAL FUTURES
June 30, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2011 ($)
Financial Futures Long
Euro-Bobl	25	4,226,486	September 2011	11,994
Euro-Bond	11	2,001,624	September 2011	3,757
Japanese 10 Year Bonds	2	3,503,882	September 2011	12,148
Long Gilt	6	1,157,013	September 2011	(21,033)
U.S. Treasury 5 Year Notes	6	715,172	September 2011	(9,898)
Financial Futures Short
Australian 3 Year Bonds	67	(7,428,405)	September 2011	(9,274)
U.S. Treasury 2 Year Notes	60	(13,160,626)	September 2011	1,138
U.S. Treasury 10 Year Notes	27	(3,302,859)	September 2011	21,059
U.S. Treasury 30 Year Bonds	14	(1,722,438)	September 2011	31,881
Gross Unrealized Appreciation				81,977
Gross Unrealized Depreciation				(40,205)

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,189,266)—Note 1(c):
Unaffiliated issuers	101,665,277	108,368,899
Affiliated issuers	6,999,161	6,999,161
Cash		15,234
Cash denominated in foreign currencies	217,465	218,401
Receivable for investment securities sold		2,803,266
Dividends and interest receivable		1,660,102
Unrealized appreciation on swap contracts—Note 4		401,282
Receivable for shares of Beneficial Interest subscribed		16,377
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		14,981
Receivable for futures variation margin—Note 4		1,473
Prepaid expenses		15,648
		120,514,824
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		76,745
Due to Administrator—Note 3(b)		9,357
Cash overdraft due to Custodian		4,141,827
Liability for securities on loan—Note 1(c)		3,349,715
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		1,420,274
Payable for shares of Beneficial Interest redeemed		554,262
Unrealized depreciation on swap contracts—Note 4		341,144
Swaps premium received—Note 4		99,642
Interest payable—Note 2		167
Accrued expenses		47,864
		10,040,997
Net Assets ($)		110,473,827
Composition of Net Assets ($):
Paid-in capital		108,938,562
Accumulated undistributed investment income—net		808,729
Accumulated net realized gain (loss) on investments		(4,693,073)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $41,772 net unrealized apreciation on financial futures)		5,419,609
Net Assets ($)		110,473,827
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		5,700,120
Net Asset Value, offering and redemption price per share ($)		19.38

See notes to financial statements.

The Fund	19

Investment Income ($):
Income:
Interest	2,132,565
Dividends;
Affiliated issuers	1,964
Income from securities lending—Note 1(c)	1,411
Total Income	2,135,940
Expenses:
Investment advisory fee—Note 3(a)	213,655
Custodian fees—Note 3(c)	59,594
Accounting and administration fee—Note 3(a)	38,810
Shareholder servicing costs—Note 3(c)	28,781
Auditing fees	24,321
Prospectus and shareholders’ reports	10,137
Registration fees	8,779
Legal fees	8,035
Trustees’ fees and expenses—Note 3(d)	2,987
Administrative service fee—Note 3(b)	977
Loan commitment fees—Note 2	840
Interest expense—Note 2	167
Miscellaneous	24,407
Total Expenses	421,490
Less—reduction in fees due to earnings credits—Note 3(c)	(16)
Net Expenses	421,474
Investment Income—Net	1,714,466
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	835,964
Net realized gain (loss) on options transactions	(38,410)
Net realized gain (loss) on financial futures	(803,678)
Net realized gain (loss) on swap transactions	(161,301)
Net realized gain (loss) on forward foreign currency exchange contracts	(4,319,829)
Net Realized Gain (Loss)	(4,487,254)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	3,295,816
Net unrealized appreciation (depreciation) on options transactions	(58,578)
Net unrealized appreciation (depreciation) on financial futures	21,949
Net unrealized appreciation (depreciation) on swap transactions	20,804
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(636,029)
Net Unrealized Appreciation (Depreciation)	2,643,962
Net Realized and Unrealized Gain (Loss) on Investments	(1,843,292)
Net (Decrease) in Net Assets Resulting from Operations	(128,826)

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	1,714,466	3,638,647
Net realized gain (loss) on investments	(4,487,254)	4,906,493
Net unrealized appreciation
(depreciation) on investments	2,643,962	(3,559,895)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(128,826)	4,985,245
Dividends to Shareholders from ($):
Investment income—net	(3,181,779)	(4,592,306)
Net realized gain on investments	(425,653)	—
Total Dividends	(3,607,432)	(4,592,306)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	27,602,812	56,009,166
Dividends reinvested	3,438,904	4,432,118
Cost of shares redeemed	(22,798,222)	(47,038,194)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	8,243,494	13,403,090
Total Increase (Decrease) in Net Assets	4,507,236	13,796,029
Net Assets ($):
Beginning of Period	105,966,591	92,170,562
End of Period	110,473,827	105,966,591
Undistributed investment income—net	808,729	2,276,042
Capital Share Transactions (Shares):
Shares sold	1,384,707	2,769,012
Shares issued for dividends reinvested	175,830	221,726
Shares redeemed	(1,145,063)	(2,328,518)
Net Increase (Decrease) in Shares Outstanding	415,474	662,220

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Class I Shares	(Unaudited)	2010	2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	20.05	19.94	18.95	18.57	18.14	17.55
Investment Operations:
Investment income—net[b]	.32	.71	.74	.72	.69	.53
Net realized and unrealized
gain (loss) on investments	(33)	.30	1.72	.75	.10	.21
Total from Investment Operations	(.01)	1.01	2.46	1.47	.79	.74
Distributions:
Dividends from
investment income—net	(.58)	(.90)	(1.47)	(1.09)	(.36)	(.15)
Dividends from net realized
gain on investments	(.08)	—	—	—	—	—
Total Distributions	(.66)	—	—	—	—	—
Net asset value, end of period	19.38	20.05	19.94	18.95	18.57	18.14
Total Return (%)	(.06)[c]	5.15	13.86	8.08	4.35	4.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79[d]	.72	.87	.80	.70	.68
Ratio of net expenses
to average net assets	.79[d]	.72	.80	.78	.70	.68
Ratio of net investment income
to average net assets	3.21[d]	3.49	3.88	3.84	3.73	3.01
Portfolio Turnover Rate	87.34[c]	210.34	120.50	158[e]	168[e]	89
Net Assets, end of period
($ x 1,000)	110,474	105,967	92,171	60,945	99,877	93,344

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2008 and
2007 were 144% and 140%, respectively.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish International Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering eleven series, including the fund. The fund’s investment objective seeks to maximize total return while realizing a market level of income, consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers, (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class I shares are offered without a front end sales charge or contingent deferred sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates market value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

24

Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	1,813,260	—	1,813,260
Commercial
Mortgage-Backed	—	3,532,904	—	3,532,904
Corporate Bonds†	—	35,387,362	—	35,387,362
Foreign Government	—	59,804,853	—	59,804,853
Mutual Funds	6,999,161	—	—	6,999,161
Residential
Mortgage-Backed	—	5,574,171	—	5,574,171
U.S. Treasury	—	2,256,252	—	2,256,252
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	14,981	—	14,981
Futures††	81,977	—	—	81,977
Options Purchased	—	97	—	97
Swaps††	—	401,282	—	401,282
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,420,274)	—	(1,420,274)
Futures††	(40,205)	—	—	(40,205)
Swaps††	—	(341,144)	—	(341,144)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

  In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”.

26

The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011,The Bank of New York Mellon earned $760 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

28

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,877,501	45,377,096	44,605,151	3,649,446	3.3
Dreyfus
Institutional
Cash
Advantage
Fund	624,400	12,284,808	9,559,493	3,349,715	3.0
Total	3,501,901	57,661,904	54,164,644	6,999,161	6.3

(e) Concentration of Risk:The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $4,592,306. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2011, was approximately $24,900 with a related weighted average annualized interest rate of 1.35%.

30

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

From January 1, 2011 through April 30, 2011, the Trust entered into an agreement with The Bank of NewYork Mellon, pursuant to which The Bank of New York Mellon provided administration and fund accounting services for the fund. For these services, the fund paid The Bank of New York Mellon a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses.

At Board Meetings of the Trust held on February 15-16, 2011, the Board of Trustees of the Trust terminated the agreement with The Bank of New York Mellon and, on behalf of the Trust, entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, effective May 1, 2011, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also will reimburse Dreyfus for the out-of-pocket expenses incurred by Dreyfus in performing this service for the fund.

Pursuant to these agreements, the fund was charged $38,810 during the period ended June 30, 2011 for administration and fund accounting services.

(b) The fund may pay administrative service fees.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the fund may pay each Plan Administrator an administrative service fee in an amount of up to .15% (on an annualized basis) of the fund’s average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. During the period ended June 30, 2011, the fund was charged $977. The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $1,296 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

32

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $323 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees offset by earnings credits of $16.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $59,594 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $37,428, custodian fees $36,000, chief compliance officer fees $2,259 and transfer agency per account fees $1,058.

(d) Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended June 30, 2011, amounted to $89,864,847 and $90,017,599, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,3]	470,670	Interest rate risk[1,4]	(381,349)
Foreign exchange risk[2,5]	15,078	Foreign exchange risk[6]	(1,420,274)
Credit risk[3]	12,589		—
Gross fair value of
derivatives contracts	498,337		(1,801,623)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities of Unaffiliated issuers at market value.
3	Unrealized appreciation on swap contracts.
4	Unrealized depreciation on swap contracts.
5	Unrealized appreciation on forward foreign currency exchange contracts.
6	Unrealized depreciation on forward foreign currency exchange contracts.

34

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[7]	Options[8]	Contracts[9]	Swaps[10]	Total
Interest rate	(803,678)	—	—	(101,972)	(905,650)
Foreign exchange	—	(38,410)	(4,319,829)	—	(4,358,239)
Credit	—	—	—	(59,329)	(59,329)
Total	(803,678) (38,410)	(4,319,829)	(161,301)		(5,323,218)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[11]	Options[12]	Contracts[13]	Swaps[14]	Total
Interest rate	21,949	(80,583)	—	8,215	(50,419)
Foreign exchange	—	22,005	(636,029)	—	(614,024)
Credit	—	—	—	12,589	12,589
Total	21,949	(58,578)	(636,029)	20,804	(651,854)

Statement of Operations location:
7	Net realized gain (loss) on financial futures.
8	Net realized gain (loss) on options transactions.
9	Net realized gain (loss) on forward foreign currency exchange contracts.
[10] Net realized gain (loss) on swap transactions.
[11] Net unrealized appreciation (depreciation) on financial futures.
[12] Net unrealized appreciation (depreciation) on options transactions.
[13] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[14] Net unrealized appreciation (depreciation) on swap transactions.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is sub-

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2011 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to interest rate and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying finan-

36

cial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended June 30, 2011:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2010	3,220,000	48,300
Contracts terminated:
Contracts expired	3,220,000	48,300	—	48,300
Contracts Outstanding
June 30, 2011	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
British Pound,
Expiring 7/27/2011	420,000	670,636	673,847	3,211
Euro,
Expiring 7/1/2011	856,437	1,234,897	1,241,970	7,073
Sales:		Proceeds ($)
Australian Dollar,
Expiring 7/27/2011	1,985,000	2,072,520	2,121,523	(49,003)
Brazilian Real,
Expiring 7/27/2011	1,935,000	1,200,074	1,231,762	(31,688)
British Pound,
Expiring 7/27/2011	90,000	143,762	144,396	(634)
British Pound,
Expiring 7/27/2011	560,000	894,320	898,463	(4,143)
British Pound,
Expiring 7/27/2011	4,640,000	7,408,456	7,444,410	(35,954)
Canadian Dollar,
Expiring 7/27/2011	4,270,000	4,347,259	4,424,294	(77,035)
Chilean Peso,
Expiring 7/27/2011	261,280,000	549,485	557,086	(7,601)
Euro,
Expiring 7/27/2011	2,320,000	3,290,704	3,361,760	(71,056)
Euro,
Expiring 7/27/2011	4,160,000	5,890,477	6,027,983	(137,506)
Euro,
Expiring 7/27/2011	6,740,000	9,541,144	9,766,492	(225,348)
Euro,
Expiring 7/27/2011	5,135,000	7,272,136	7,440,792	(168,656)

38

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring 7/27/2011	7,495,000	10,624,163	10,860,513	(236,350)
Euro,
Expiring 7/27/2011	7,160,000	10,138,202	10,375,086	(236,884)
Euro,
Expiring 7/27/2011	860,000	1,239,187	1,246,170	(6,983)
Euro,
Expiring 7/27/2011	40,000	58,057	57,961	96
Japanese Yen,
Expiring 7/27/2011	295,930,000	3,678,982	3,676,413	2,569
Japanese Yen,
Expiring 7/27/2011	272,105,000	3,382,203	3,380,429	1,774
Japanese Yen,
Expiring 7/27/2011	86,865,000	1,079,404	1,079,146	258
Japanese Yen,
Expiring 7/27/2011	385,680,000	4,791,175	4,791,400	(225)
Mexican New Peso,
Expiring 7/27/2011	14,500,000	1,204,559	1,235,455	(30,896)
Polish Zloty,
Expiring 7/27/2011	2,760,000	976,403	1,003,350	(26,947)
Russian Ruble,
Expiring 7/27/2011	33,450,000	1,181,457	1,194,492	(13,035)
South African Rand,
Expiring 7/27/2011	7,850,000	1,140,756	1,156,322	(15,566)
Swedish Krona,
Expiring 7/27/2011	10,580,000	1,625,227	1,669,991	(44,764)
Gross Unrealized
Appreciation				14,981
Gross Unrealized
Depreciation				(1,420,274)

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the coun-terparty over the contract’s remaining life, to the extent that the amount is positive.This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral

40

by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at June 31, 2011:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

6,310,000	USD—6 Month
	Libor	Citibank	(3.68)	5/5/2020	(341,144)
240,000,000.00	JPY—6 Month
	Yenibor	JP Morgan	1.13	2/16/2019	69,061
304,000,000.00	JPY—6 Month
	Yenibor	JP Morgan	2.08	7/28/2016	319,632
Gross Unrealized
Appreciation					388,693
Gross Unrealized
Depreciation					(341,144)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at June 30, 2011:

		(Pay)			Upfront
		Receive	Implied		Premiums	Unrealized
Reference	Notional	Fixed	Credit	Market	Received	Appreciation
Obligation	Amount ($)[2] Rate (%)		Spread (%)[3] Value ($)		(Paid) ($)	(Depreciation) ($)

Purchase Contracts:[1]
Dow Jones
CDX.NA.HY.16
Index
6/20/2016†	300,000[a]	(5.00)	4.62	(5,164)	(6,250)	1,086
Dow Jones
CDX.NA.HY.16
Index
6/20/2016†	4,720,000[b]	(5.00)	4.62	(81,889)	(93,392)	11,503
Gross Unrealized
Appreciation						12,589

† Expiration Date
Counterparties:

a	JP Morgan
b	Deutsche Bank
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as Defaulted indicates a credit event has occurred for the referenced entity.

42

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Interest rate futures contracts	28,118,170
Interest rate options contracts	17,994
Foreign currency options contracts	18,202
Forward contracts	85,830,829

The following summarizes the average notional value of swap contracts outstanding during the period ended June 30, 2011:

Average Notional Value ($)
Interest rate swap contracts	23,698,227
Credit default swap contracts	3,401,429

At June 30, 2011, accumulated net unrealized appreciation on investment was $6,703,622, consisting of $7,044,463 gross unrealized appreciation and $340,841 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AGREEMENT
AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15 and 16, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory services (the “Agreement”).The Board also considered the approval of a new Fund Accounting and Administrative Services Agreement (the “Administration Agreement” and together with the Agreement, the “Agreements”) pursuant to which Dreyfus would provide the fund with administrative services.1 The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement and the approval of the Administration Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

44

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also would provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

each of the various periods, except for the one- and ten-year periods when the fund’s performance was below the Performance Group and Performance Universe medians.

For the ten one-year periods ended December 31st from 2001 through 2010, the Board also noted that the fund’s yield performance was variously above, at and below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services

46

rendered, or to be rendered, and service levels provided, or to be provided, by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement and approval of the Administration Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

The Fund	47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT AND THE APPROVAL OF THE FUND’S
ADMINISTRATION AGREEMENT (Unaudited) (continued)

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fees payable to Dreyfus were reason- able in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board members determined that renewal of the Agreement and approval of the Administration Agreement was in the best interests of the fund and its shareholders.

1	Until May 1, 2011, administrative services were provided pursuant to a Custody,Administration and Accounting Services Agreement with The Bank of NewYork Mellon.

48

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	August 19, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6